UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2022

Date of reporting period: May 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY    05.31.22

SEMI-ANNUAL REPORT

AB GLOBAL RISK ALLOCATION FUND

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Global Risk Allocation Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

July 14, 2022

This report provides management’s discussion of fund performance for the AB Global Risk Allocation Fund for the semi-annual reporting period ended May 31, 2022.

The Fund’s investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2022 (unaudited)

	6 Months	12 Months

AB GLOBAL RISK ALLOCATION FUND

Class A Shares	0.50%	-0.05%

Class C Shares	0.11%	-0.82%

Advisor Class Shares[1]	0.65%	0.20%

Class R Shares[1]	0.33%	-0.42%

Class K Shares[1]	0.49%	-0.12%

Class I Shares[1]	0.63%	0.18%

Primary Benchmark: MSCI World Index	-9.25%	-4.82%

Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	-9.95%	-8.12%

Bloomberg Global Aggregate Bond Index	-11.18%	-13.21%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index, and its blended benchmark, a 60% / 40% blend of MSCI World Index / Bloomberg Global Aggregate Bond Index, respectively, for the six- and 12-month periods ended May 31, 2022. The table also includes the individual performance of the Bloomberg Global Aggregate Bond Index.

All share classes of the Fund outperformed both the primary and blended benchmarks over both periods, before sales charges. The Fund is strategically diversified in multi-asset exposures, and therefore has a larger exposure to inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As commodities strongly outperformed over both periods, this allocation contributed to relative returns and offset the negative performance of both equity and interest-rate exposures.

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During both periods, commodity exposures contributed positively to performance, while global equity and interest-rate exposures detracted from performance on an absolute basis.

During both periods, the Fund utilized derivatives for hedging and investment purposes in the form of currency forwards and futures, which added to absolute returns, while interest rate swaps, credit default swaps and variance swaps detracted.

MARKET REVIEW AND INVESTMENT STRATEGY

US, international and emerging-market stocks declined during the six-month period ended May 31, 2022. Equity markets began to experience increased volatility, as rapidly rising inflation triggered a hawkish shift among most major central banks away from the accommodative monetary policy that had underpinned an accelerating global economic recovery. Inflation worsened after Russia’s invasion of Ukraine caused energy and agricultural prices to surge and China’s pledge to enforce its zero-COVID policy raised new supply-chain concerns. The US Federal Reserve raised interest rates in March and signaled that it would move aggressively to harness inflation. The growing fear of recession led to sharp declines and periods of widespread volatility across global equity markets. Against a backdrop of rising rates, growth stocks came under pressure, triggering a rotation into value-oriented stocks. Within large-cap markets, value stocks rose in absolute terms and outperformed growth stocks, which declined, by a wide margin. Large-cap stocks outperformed small-cap stocks on a relative basis, but both declined in absolute terms.

Fixed-income government bond market yields spiked in most markets, which led bond prices to fall on inflation concerns in all regions. Major central banks started the process of raising interest rates and ending bond purchases. Relative developed-market government bond returns were led by Japan and trailed in the UK. Securitized assets generally outperformed corporate bonds. Global investment-grade corporate bonds, which typically have longer maturities and are more sensitive to changes in yields than high-yield corporates, trailed global treasuries, except in the eurozone. High-yield corporate bonds outperformed treasuries, particularly in the US and eurozone. Emerging-market bonds underperformed the most as the US dollar advanced against most developed- and emerging-market currencies. Brent crude oil prices rose sharply because of supply concerns and increased demand.

The Fund’s Senior Investment Management Team uses proprietary quantitative signals along with fundamental research insights when allocating risk to equities, interest-rate exposure and inflation-sensitive assets. Over the 12-month period, the Fund maintained its overweight in risk allocation to equities. The Fund also maintained an overweight to inflation-sensitive exposures relative to interest-rate exposures. Within interest-rate allocation, the Fund continued to underweight negative-yielding countries.

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INVESTMENT POLICIES

The Fund invests dynamically in a number of global asset classes, including equity/credit, fixed-income and inflation-sensitive instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a risk-balanced approach. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside (“tail”) events. To execute this strategy, the Adviser assesses the volatility, tail loss and return potential of each asset. Fund assets are then allocated among asset classes so that no asset class dominates the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund’s asset class exposures based on its determinations of volatility, tail loss and return potential.

The asset classes in which the Fund may invest include:

+	equity/credit: equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below)

+	fixed-income: fixed-income securities of the US and foreign governments and their agencies and instrumentalities

+	inflation-sensitive: global inflation-indexed securities (including Treasury inflation-protected securities) and commodity-related instruments and derivatives (including commodity futures).

The Fund’s investments within each asset class are generally index-based—typically, portfolios of individual securities, derivatives or exchange-traded funds (“ETFs”) intended to track the performance of segments within each particular asset class. The inflation-sensitive asset class consists of instruments, the prices of which are affected directly or indirectly by the level and change in the rate of inflation, such as commodity derivatives.

Equity securities will comprise no more than 75% of the Fund’s investments. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term. The Fund may invest up to 20% of its assets in high-yield securities (securities rated below BBB- by S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch Ratings, or the equivalent by any other nationally recognized statistical rating organization, which are commonly known as “junk bonds”). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

(continued on next page)

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The Fund’s investments will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund typically invests at least 40% of its assets in securities of non-US companies and/or foreign countries and their agencies and instrumentalities unless conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its assets in such foreign securities.

Derivatives, particularly futures contracts and swaps, often provide more efficient and economical exposure to market segments than direct investments, and the Fund’s exposure to certain types of assets may at times be achieved partially or substantially through investment in derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions, the Adviser considers factors such as the risk and returns of these investments relative to direct investments and the cost of such transactions.

Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a portion of the Fund’s assets may be held in cash or invested in cash equivalents to cover the Fund’s derivatives obligations, such as short-term US government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund’s aggregate exposure will substantially exceed its net assets (i.e., so that the Fund is effectively leveraged). In addition, the Fund may at times invest in shares of ETFs in lieu of making direct investments in securities.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest without limitation in commodities and commodities-related instruments. The Fund is subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The

(continued on next page)

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Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Adviser may seek to hedge all or a portion of the Fund’s currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may also cause the Fund to take on currency exposure for purposes other than hedging, relying on its fundamental and quantitative research with the goal of increasing returns or managing risk. Currency-related investments may include currencies acquired on a spot (i.e., cash) basis and currency-related derivatives, including forward currency exchange contracts and options on currencies.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI World Index and the Bloomberg Global Aggregate Bond Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Index (free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets. The Bloomberg Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Allocation Risk: The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value (“NAV”) when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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DISCLOSURES AND RISKS (continued)

Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations hereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.05%	-4.30%

5 Years	6.17%	5.25%

10 Years	5.85%	5.39%

CLASS C SHARES

1 Year	-0.82%	-1.73%

5 Years	5.36%	5.36%

10 Years[1]	5.06%	5.06%

ADVISOR CLASS SHARES[2]

1 Year	0.20%	0.20%

5 Years	6.43%	6.43%

10 Years	6.13%	6.13%

CLASS R SHARES[2]

1 Year	-0.42%	-0.42%

5 Years	5.79%	5.79%

10 Years	5.50%	5.50%

CLASS K SHARES[2]

1 Year	-0.12%	-0.12%

5 Years	6.13%	6.13%

10 Years	5.83%	5.83%

CLASS I SHARES[2]

1 Year	0.18%	0.18%

5 Years	6.47%	6.47%

10 Years	6.23%	6.23%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.29%, 2.05%, 1.04%, 1.66%, 1.35% and 1.02% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-10.65%

5 Years	4.08%

10 Years	4.37%

CLASS C SHARES

1 Year	-8.22%

5 Years	4.20%

10 Years[1]	4.05%

ADVISOR CLASS SHARES[2]

1 Year	-6.47%

5 Years	5.24%

10 Years	5.09%

CLASS R SHARES[2]

1 Year	-7.05%

5 Years	4.62%

10 Years	4.47%

CLASS K SHARES[2]

1 Year	-6.76%

5 Years	4.95%

10 Years	4.80%

CLASS I SHARES[2]

1 Year	-6.45%

5 Years	5.30%

10 Years	5.20%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,005.00	$6.40	1.28%	$6.50	1.30%
Hypothetical**	$1,000	$1,018.55	$6.44	1.28%	$6.54	1.30%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,001.10	$10.18	2.04%	$10.28	2.06%
Hypothetical**	$1,000	$1,014.76	$10.25	2.04%	$10.35	2.06%
Advisor Class
Actual	$1,000	$1,006.50	$5.15	1.03%	$5.25	1.05%
Hypothetical**	$1,000	$1,019.80	$5.19	1.03%	$5.29	1.05%
Class R
Actual	$1,000	$1,003.30	$8.24	1.65%	$8.34	1.67%
Hypothetical**	$1,000	$1,016.70	$8.30	1.65%	$8.40	1.67%
Class K
Actual	$1,000	$1,004.90	$6.70	1.34%	$6.80	1.36%
Hypothetical**	$1,000	$1,018.25	$6.74	1.34%	$6.84	1.36%
Class I
Actual	$1,000	$1,006.30	$5.05	1.01%	$5.15	1.03%
Hypothetical**	$1,000	$1,019.90	$5.09	1.01%	$5.19	1.03%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

May 31, 2022 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $220.1

1

All data are as of May 31, 2022. The Fund’s security type and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Mongolia, Norway, Portugal, South Africa, Turkey, United Arab Emirates and Zambia.

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PORTFOLIO SUMMARY (continued)

May 31, 2022 (unaudited)

TEN LARGEST HOLDINGS1

Security	U.S. $ Value	Percent of Net Assets

U.S. Treasury Inflation Index	$66,499,268	30.2%

Japanese Government CPI Linked Bond Series 21	20,198,978	9.2

iShares Russell 1000 Value ETF – Class E	6,661,973	3.0

Vanguard Real Estate ETF	4,588,922	2.1

iShares Russell 2000 Value ETF	3,044,418	1.4

VanEck Vectors JP Morgan EM Local Currency Bond ETF – Class E	2,514,213	1.1

Mexico Government International Bond	1,191,610	0.5

Vanguard Global ex-U.S. Real Estate ETF	950,301	0.4

Alphabet, Inc. – Class C	350,808	0.2

Advanced Micro Devices, Inc.	347,546	0.2

	$106,348,037	48.3%

1	Long-term investments.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2022 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 39.4%
Japan – 9.2%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	2,469,435	$20,198,978

United States – 30.2%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)(a)	U.S.$	57,617	59,624,388
0.375%, 01/15/2027 (TIPS)		6,698	6,874,880

			66,499,268

Total Inflation-Linked Securities (cost $88,486,421)			86,698,246

		Shares
COMMON STOCKS – 30.0%
Information Technology – 5.0%
Communications Equipment – 0.2%
Cisco Systems, Inc.		2,148	96,767
F5, Inc.(b)		462	75,325
Juniper Networks, Inc.		2,077	63,722
Motorola Solutions, Inc.		840	184,582
Nokia Oyj		5,115	25,708
Telefonaktiebolaget LM Ericsson – Class B		4,594	37,306

			483,410

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. – Class A		2,168	153,624
Arrow Electronics, Inc.(b)		775	93,504
Avnet, Inc.		1,566	75,873
CDW Corp./DE		1,016	172,578
Corning, Inc.		2,176	77,944
Flex Ltd.(b)		3,294	56,229
Hexagon AB		5,852	71,402
TE Connectivity Ltd.		878	113,604
Teledyne Technologies, Inc.(b)		130	52,669
Trimble, Inc.(b)		1,320	89,826
Vontier Corp.		269	7,215

			964,468

IT Services – 1.3%
Accenture PLC – Class A		613	182,956
Akamai Technologies, Inc.(b)		806	81,438
Amadeus IT Group SA – Class A(b)		787	48,970
Atos SE(b)		247	6,502
Automatic Data Processing, Inc.		831	185,263
Black Knight, Inc.(b)		362	24,584
Bread Financial Holdings Inc		215	11,847

16 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Broadridge Financial Solutions, Inc.	1,174	$171,662
Capgemini SE	360	69,953
CGI, Inc.(b)	1,595	136,278
Cognizant Technology Solutions Corp. – Class A	1,099	82,095
DXC Technology Co.(b)	635	22,365
Edenred	463	22,870
Fidelity National Information Services, Inc.	1,949	203,671
Fiserv, Inc.(b)	2,368	237,226
FleetCor Technologies, Inc.(b)	249	61,954
Gartner, Inc.(b)	575	150,880
Global Payments, Inc.	1,430	187,387
International Business Machines Corp.	502	69,698
Kyndryl Holdings, Inc.(b)	100	1,234
Mastercard, Inc. – Class A	649	232,258
Paychex, Inc.	1,472	182,278
PayPal Holdings, Inc.(b)	1,263	107,620
Sabre Corp.(b)	2,420	18,174
VeriSign, Inc.(b)	824	143,829
Visa, Inc. – Class A(c)	718	152,338
Western Union Co. (The) – Class W	3,117	56,542
Worldline SA/France(b)(d)	725	29,666

		2,881,538

Semiconductors & Semiconductor Equipment – 1.2%
Advanced Micro Devices, Inc.(b)	3,412	347,546
Analog Devices, Inc.	1,478	248,895
Applied Materials, Inc.	967	113,419
ASML Holding NV	269	154,797
Broadcom, Inc.	205	118,927
Infineon Technologies AG	1,599	49,830
Intel Corp.	1,884	83,687
KLA Corp.	609	222,194
Lam Research Corp.	384	199,692
Marvell Technology, Inc.	2,554	151,069
Microchip Technology, Inc.	1,578	114,642
Micron Technology, Inc.	1,172	86,540
NVIDIA Corp.	1,024	191,201
NXP Semiconductors NV	516	97,916
Qorvo, Inc.(b)	444	49,617
QUALCOMM, Inc.	984	140,929
Skyworks Solutions, Inc.	431	46,923
STMicroelectronics NV	1,365	54,656
Texas Instruments, Inc.	847	149,716

		2,622,196

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Software – 1.5%
Adobe, Inc.(b)	449	$186,999
ANSYS, Inc.(b)	635	165,329
Autodesk, Inc.(b)	395	82,061
BlackBerry Ltd.(b)	2,745	16,537
Cadence Design Systems, Inc.(b)	1,796	276,099
CDK Global, Inc.	1,015	55,277
Cerence, Inc.(b)	343	10,894
Citrix Systems, Inc.	604	60,817
Constellation Software, Inc./Canada	106	166,833
Dassault Systemes SE	3,230	136,189
Fortinet, Inc.(b)	1,023	300,905
Intuit, Inc.	570	236,242
Micro Focus International PLC (ADR)(c)	345	1,621
Microsoft Corp.	995	270,511
NortonLifeLock, Inc.	1,835	44,664
Open Text Corp.	1,658	67,953
Oracle Corp.	1,536	110,469
Palo Alto Networks, Inc.(b)	297	149,326
Sage Group PLC (The)	5,404	44,711
Salesforce, Inc.(b)	534	85,568
SAP SE	466	46,715
ServiceNow, Inc.(b)	428	200,077
Splunk, Inc.(b)	575	58,972
Synopsys, Inc.(b)	974	310,901
VMware, Inc. – Class A	1,129	144,625
Workday, Inc. – Class A(b)	384	60,019

		3,290,314

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	1,628	242,311
Dell Technologies, Inc. – Class C	1,368	68,318
Hewlett Packard Enterprise Co.	3,043	47,471
HP, Inc.	2,579	100,168
NetApp, Inc.	1,082	77,850
Seagate Technology Holdings PLC	978	82,807
Topicus.com, Inc.(b)	197	10,378
Western Digital Corp.(b)	465	28,221
Xerox Holdings Corp.	1,717	32,314

		689,838

		10,931,764

Financials – 4.0%
Banks – 0.9%
ABN AMRO Bank NV (GDR)(d)	1,125	13,136
Banco Bilbao Vizcaya Argentaria SA	3,189	17,451
Banco de Sabadell SA	16,277	14,600

18 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Banco Santander SA	3,967	$12,868
Bank of America Corp.	1,350	50,220
Bank of Ireland Group PLC	2,334	15,769
Bank of Montreal	747	81,258
Bank of Nova Scotia (The)	862	58,459
Bankinter SA	3,395	21,587
Barclays PLC	10,110	21,550
BNP Paribas SA	331	18,945
CaixaBank SA	8,772	31,752
Canadian Imperial Bank of Commerce	1,168	64,252
Citigroup, Inc.	564	30,123
Citizens Financial Group, Inc.	745	30,828
Comerica, Inc.	403	33,534
Commerzbank AG(b)	2,045	17,834
Credit Agricole SA	1,641	18,220
Danske Bank A/S	858	14,038
DNB Bank ASA	1,818	36,870
Erste Group Bank AG	821	25,633
Fifth Third Bancorp	1,167	46,015
First Citizens BancShares, Inc./NC – Class A	43	30,117
First Republic Bank/CA	402	62,322
HSBC Holdings PLC	5,317	35,604
Huntington Bancshares, Inc./OH	2,387	33,132
ING Groep NV	1,574	17,798
Intesa Sanpaolo SpA	18,206	39,764
JPMorgan Chase & Co.	448	59,239
KBC Group NV	411	25,691
KeyCorp	1,685	33,633
Lloyds Banking Group PLC	36,308	20,638
M&T Bank Corp.	648	116,621
National Bank of Canada	1,132	86,884
NatWest Group PLC	6,922	19,934
Nedbank Group Ltd.	441	6,685
Nordea Bank Abp	3,090	31,453
Nordea Bank Abp (Finland)	88	897
PNC Financial Services Group, Inc. (The)	291	51,044
Raiffeisen Bank International AG(b)	1,044	13,885
Regions Financial Corp.	1,804	39,850
Royal Bank of Canada	718	75,027
Signature Bank/New York NY	215	46,498
Skandinaviska Enskilda Banken AB – Class A	3,315	36,664
Societe Generale SA	422	11,372
Standard Chartered PLC	2,940	23,370
Svenska Handelsbanken AB – Class A	2,923	28,806
Swedbank AB – Class A	1,696	25,606
Toronto-Dominion Bank (The)	1,045	79,859
Truist Financial Corp.	1,653	82,220

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

UniCredit SpA	1,079	$12,651
US Bancorp	800	42,456
Wells Fargo & Co.	690	31,581

		1,896,243

Capital Markets – 1.1%
3i Group PLC	4,463	71,372
Abrdn PLC	11,793	28,967
Affiliated Managers Group, Inc.	225	30,064
Ameriprise Financial, Inc.	250	69,067
Bank of New York Mellon Corp. (The)	853	39,758
BlackRock, Inc. – Class A	109	72,930
Brookfield Asset Management, Inc. – Class A	41	2,075
Brookfield Asset Management, Inc. – Class A (Canada)	1,867	94,409
Charles Schwab Corp. (The)	1,564	109,636
CI Financial Corp.	2,261	28,619
CME Group, Inc. – Class A	377	74,959
Credit Suisse Group AG(b)	1,310	9,180
Deutsche Bank AG	1,113	12,462
Deutsche Boerse AG	355	59,662
Franklin Resources, Inc.	837	22,666
Goldman Sachs Group, Inc. (The)	162	52,950
Hargreaves Lansdown PLC	1,868	20,149
IGM Financial, Inc.	1,289	39,704
Intercontinental Exchange, Inc.	727	74,438
Invesco Ltd.	1,109	21,448
Investec PLC	4,737	28,741
Jefferies Financial Group, Inc.	1,464	48,341
Julius Baer Group Ltd.(b)	634	32,743
London Stock Exchange Group PLC	1,249	116,548
Moody’s Corp.	325	98,010
Morgan Stanley	1,891	162,891
MSCI, Inc. – Class A	361	159,688
Nasdaq, Inc.	753	116,911
Ninety One PLC	3,019	8,598
Northern Trust Corp.	412	46,041
Onex Corp.	648	38,664
Partners Group Holding AG	68	73,167
Quilter PLC(d)	2,789	4,234
Raymond James Financial, Inc.	627	61,753
S&P Global, Inc.	625	218,425
Schroders PLC	944	35,207
SEI Investments Co.	695	40,609
St. James’s Place PLC	2,130	34,738
State Street Corp.	421	30,518
T Rowe Price Group, Inc.	627	79,685
UBS Group AG	1,814	34,210

		2,404,237

20 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 0.1%
Ally Financial, Inc.	1,228	$54,081
American Express Co.	516	87,111
Capital One Financial Corp.	376	48,076
Discover Financial Services	568	64,462
Navient Corp.	1,339	21,424
Provident Financial PLC	1,368	4,372
Synchrony Financial	1,033	38,262

		317,788

Diversified Financial Services – 0.2%
Berkshire Hathaway, Inc. – Class B(b)	231	72,991
Element Fleet Management Corp.	3,194	35,580
EXOR NV	480	35,454
Groupe Bruxelles Lambert SA	1,242	114,537
Industrivarden AB	44	1,141
Industrivarden AB – Class C	1,828	47,438
Investor AB	3,608	67,675
Jackson Financial, Inc.	38	1,384
Kinnevik AB(b)	1,368	27,336
L E Lundbergforetagen AB – Class B	856	42,166
M&G PLC	1,555	4,234
Voya Financial, Inc.(c)	775	53,173
Wendel SE	294	30,253

		533,362

Insurance – 1.7%
Admiral Group PLC	1,243	34,801
Aegon NV	4,545	24,198
Aflac, Inc.	1,388	84,071
Ageas SA/NV	832	41,874
Alleghany Corp.(b)	66	55,029
Allianz SE	222	46,601
Allstate Corp. (The)	643	87,892
American International Group, Inc.	720	42,250
Aon PLC	435	119,916
Arch Capital Group Ltd.(b)	1,779	84,431
Arthur J Gallagher & Co.	958	155,138
Assicurazioni Generali SpA	1,915	34,855
Assurant, Inc.	420	74,210
Aviva PLC(b)	3,940	21,351
Axis Capital Holdings Ltd.	710	41,585
Baloise Holding AG	288	49,029
Brighthouse Financial, Inc.(b)	60	2,947
Brookfield Asset Management Reinsurance Partners Ltd.(b)	12	611
Chubb Ltd.	371	78,389
Cincinnati Financial Corp.	705	90,141

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

CNP Assurances	1,623	$36,416
Direct Line Insurance Group PLC	8,791	28,506
Everest Re Group Ltd.	214	60,455
Fairfax Financial Holdings Ltd.	85	47,174
Fidelity National Financial, Inc.	1,183	50,041
Gjensidige Forsikring ASA	2,409	52,633
Globe Life, Inc.	598	58,347
Great-West Lifeco, Inc.	2,017	55,350
Hannover Rueck SE	383	58,653
Hartford Financial Services Group, Inc. (The)	878	63,664
iA Financial Corp., Inc.	1,008	52,342
Intact Financial Corp.	960	138,704
Legal & General Group PLC	13,473	44,109
Lincoln National Corp.	446	25,837
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	4,767
Loews Corp.	1,014	66,407
Manulife Financial Corp.	2,171	40,215
Mapfre SA	8,898	16,525
Markel Corp.(b)	39	53,408
Marsh & McLennan Cos., Inc.	753	120,442
MetLife, Inc.	661	44,545
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	52,017
NN Group NV	985	48,818
Old Mutual Ltd.	9,763	7,898
Poste Italiane SpA(d)	5,111	55,365
Power Corp. of Canada	3,725	107,581
Principal Financial Group, Inc.	589	42,956
Progressive Corp. (The)	1,147	136,929
Prudential Financial, Inc.	336	35,700
Prudential PLC	1,555	20,277
Reinsurance Group of America, Inc. – Class A	376	47,320
RenaissanceRe Holdings Ltd.	388	59,566
Sampo Oyj – Class A	886	40,076
SCOR SE	791	20,787
Sun Life Financial, Inc.	1,344	65,646
Swiss Life Holding AG	132	74,849
Swiss Re AG	469	38,676
Travelers Cos., Inc. (The)	464	83,075
Trisura Group Ltd.(b)	28	771
Tryg A/S	4,038	94,118
UnipolSai Assicurazioni SpA	12,165	33,670
Unum Group	830	30,253
Willis Towers Watson PLC	352	74,297
WR Berkley Corp.	1,653	117,578
Zurich Insurance Group AG	154	70,528

		3,646,610

22 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	$29,450
Annaly Capital Management, Inc.	3,658	24,179

		53,629

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.(c)	3,312	33,054

		8,884,923

Health Care – 3.4%
Biotechnology – 0.3%
AbbVie, Inc.	1,379	203,223
Alkermes PLC(b)	331	9,880
Amgen, Inc.	320	82,157
Biogen, Inc.(b)	169	33,800
BioMarin Pharmaceutical, Inc.(b)	341	25,619
Genmab A/S(b)	279	84,916
Gilead Sciences, Inc.	703	45,590
Grifols SA	2,271	47,796
Idorsia Ltd.(b)	213	3,541
Incyte Corp.(b)	189	14,343
Regeneron Pharmaceuticals, Inc.(b)	66	43,873
Seagen, Inc.(b)	303	41,111
United Therapeutics Corp.(b)	217	49,984
Vertex Pharmaceuticals, Inc.(b)	246	66,088

		751,921

Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	1,269	149,057
Alcon, Inc.	184	13,807
Align Technology, Inc.(b)	301	83,570
Arjo AB – Class B	2,759	19,463
Baxter International, Inc.	1,040	79,092
Becton Dickinson and Co.	362	92,600
Boston Scientific Corp.(b)	1,769	72,547
Coloplast A/S – Class B	742	88,222
Cooper Cos., Inc. (The)	246	86,282
Demant A/S(b)	2,432	107,047
DENTSPLY SIRONA, Inc.	989	39,125
Dexcom, Inc.(b)	430	128,114
Edwards Lifesciences Corp.(b)	960	96,816
Embecta Corp.(b)	72	1,784
Getinge AB – Class B	2,759	80,069
Hologic, Inc.(b)	1,129	84,980
IDEXX Laboratories, Inc.(b)	330	129,235
Intuitive Surgical, Inc.(b)	549	124,974
Koninklijke Philips NV	488	12,579
Medtronic PLC	683	68,402

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

ResMed, Inc.	778	$158,292
Smith & Nephew PLC	4,175	68,109
Sonova Holding AG	435	154,131
Stryker Corp.	486	113,967
Teleflex, Inc.	270	77,690
Zimmer Biomet Holdings, Inc.	375	45,079
Zimvie, Inc.(b)	37	805

		2,175,838

Health Care Providers & Services – 0.7%
AmerisourceBergen Corp. – Class A	482	74,609
Anthem, Inc.	274	139,633
Cardinal Health, Inc.	702	39,537
Centene Corp.(b)	956	77,856
Cigna Corp.	492	131,999
Covetrus, Inc.(b)	280	5,829
CVS Health Corp.	1,161	112,327
DaVita, Inc.(b)	632	61,614
Fresenius Medical Care AG & Co. KGaA	755	46,058
Fresenius SE & Co. KGaA	693	23,769
HCA Healthcare, Inc.	514	108,145
Henry Schein, Inc.(b)	702	60,119
Humana, Inc.	169	76,765
Laboratory Corp. of America Holdings	407	100,415
McKesson Corp.	241	79,214
Mediclinic International PLC(b)	5,230	25,625
MEDNAX, Inc.(b)	637	12,307
Patterson Cos., Inc.	1,039	32,822
Quest Diagnostics, Inc.	556	78,407
UnitedHealth Group, Inc.	310	154,002
Universal Health Services, Inc. – Class B	362	45,109

		1,486,161

Health Care Technology – 0.0%
Cerner Corp.	701	66,490

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	816	104,089
Danaher Corp.	776	204,724
Eurofins Scientific SE	1,160	108,280
Illumina, Inc.(b)	183	43,825
IQVIA Holdings, Inc.(b)	646	139,051
Lonza Group AG	278	167,608
Mettler-Toledo International, Inc.(b)	105	135,043
QIAGEN NV(b)	1,521	69,992
Thermo Fisher Scientific, Inc.	346	196,379
Waters Corp.(b)	286	93,794

		1,262,785

24 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.8%
AstraZeneca PLC	729	$96,347
AstraZeneca PLC (Sponsored ADR)	492	32,708
Bausch Health Cos., Inc.(b)	834	8,104
Bayer AG	526	37,634
Bristol-Myers Squibb Co.	1,220	92,049
Eli Lilly & Co.	693	217,214
EUROAPI SASU	26	378
GlaxoSmithKline PLC	3,649	79,549
Hikma Pharmaceuticals PLC	2,641	56,497
Jazz Pharmaceuticals PLC(b)	223	33,379
Johnson & Johnson	554	99,460
Mallinckrodt PLC(b)	476	38
Merck & Co., Inc.	863	79,422
Merck KGaA	536	101,062
Novartis AG	923	83,845
Novo Nordisk A/S – Class B	1,284	142,589
Organon & Co.	86	3,264
Orion Oyj – Class B	948	38,901
Perrigo Co. PLC	428	17,060
Pfizer, Inc.	2,016	106,929
Roche Holding AG	268	91,332
Sanofi	604	64,633
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(c)	1,184	17,061
UCB SA	558	49,231
Viatris, Inc.	1,277	15,669
Vifor Pharma AG	380	67,526
Zoetis, Inc.	996	170,246

		1,802,127

		7,545,322

Industrials – 3.0%
Aerospace & Defense – 0.5%
Airbus SE	181	21,212
Babcock International Group PLC(b)	1,434	6,099
BAE Systems PLC	2,639	25,171
Boeing Co. (The)(b)	219	28,777
Bombardier, Inc. – Class B(b)	7,317	6,884
CAE, Inc.(b)	2,809	70,156
Dassault Aviation SA	110	18,645
General Dynamics Corp.	241	54,203
Howmet Aerospace, Inc.	824	29,474
Huntington Ingalls Industries, Inc.	180	37,883
L3Harris Technologies, Inc.	1,019	245,477
Leonardo SpA(b)	684	7,365
Lockheed Martin Corp.	198	87,142

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Meggitt PLC(b)	2,664	$26,019
Northrop Grumman Corp.	198	92,658
Raytheon Technologies Corp.	1,280	121,754
Rolls-Royce Holdings PLC(b)	5,507	6,015
Safran SA	174	18,028
Textron, Inc.	720	47,009
Thales SA	192	23,446
TransDigm Group, Inc.(b)	93	56,299

		1,029,716

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	534	57,944
Deutsche Post AG	500	20,692
DSV A/S	295	48,509
Expeditors International of Washington, Inc.	744	80,977
FedEx Corp.	189	42,445
Kuehne & Nagel International AG	139	36,758
Royal Mail PLC	3,581	14,024
United Parcel Service, Inc. – Class B	471	85,840

		387,189

Airlines – 0.0%
American Airlines Group, Inc.(b)	507	9,060
Delta Air Lines, Inc.(b)	566	23,597
Deutsche Lufthansa AG(b)	1,312	9,663
easyJet PLC(b)	1,301	8,493
International Consolidated Airlines Group SA(b)	4,711	7,663
Southwest Airlines Co.(b)	528	24,214
United Airlines Holdings, Inc.(b)	315	15,004

		97,694

Building Products – 0.1%
A O Smith Corp.	711	42,745
Assa Abloy AB – Class B	848	20,904
Carrier Global Corp.	587	23,075
Cie de Saint-Gobain	254	15,056
Fortune Brands Home & Security, Inc.	681	47,228
Geberit AG	50	27,455
Johnson Controls International PLC	1,024	55,818
Masco Corp.	1,061	60,148
Otis Worldwide Corp.	293	21,799
Resideo Technologies, Inc.(b)	63	1,488

		315,716

Commercial Services & Supplies – 0.3%
Cintas Corp.	386	153,755
G4S PLC(e)(f)	3,969	12,253
ISS A/S(b)	413	7,496
Republic Services, Inc. – Class A	966	129,290

26 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Securitas AB – Class B	1,405	$15,001
Societe BIC SA	160	9,143
Stericycle, Inc.(b)(c)	372	18,805
Waste Connections, Inc.	891	113,638
Waste Management, Inc.	916	145,195

		604,576

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	524	14,858
Boskalis Westminster	549	19,123
Bouygues SA	319	11,016
Eiffage SA	192	19,022
Epiroc AB – Class A	436	8,454
Epiroc AB – Class B	520	8,747
Ferrovial SA	1,074	27,706
Fluor Corp.(b)(c)	716	20,213
HOCHTIEF AG	79	5,136
Metso Outotec Oyj	1,685	15,722
Orascom Construction PLC	173	858
Skanska AB – Class B	763	13,179
SNC-Lavalin Group, Inc.	1,097	21,977
Vinci SA	175	16,888

		202,899

Electrical Equipment – 0.2%
ABB Ltd.	788	24,298
Acuity Brands, Inc.	140	24,503
AMETEK, Inc.	672	81,628
Eaton Corp. PLC	547	75,814
Emerson Electric Co.	688	60,998
Legrand SA	296	25,652
nVent Electric PLC	481	17,027
Prysmian SpA	537	17,344
Rockwell Automation, Inc.	235	50,102
Schneider Electric SE	198	27,501
Sensata Technologies Holding PLC	858	41,210
Siemens Energy AG(b)	59	1,141
Vestas Wind Systems A/S	760	19,412

		466,630

Industrial Conglomerates – 0.1%
3M Co.	284	42,398
DCC PLC	173	12,232
General Electric Co.	199	15,580
Honeywell International, Inc.	378	73,189
Melrose Industries PLC	8,829	15,066
Roper Technologies, Inc.	184	81,409
Siemens AG	118	15,576
Smiths Group PLC	1,381	27,068

		282,518

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 0.6%
AGCO Corp.	496	$63,553
Alfa Laval AB	849	22,960
Alstom SA	671	18,377
ANDRITZ AG	354	16,406
Atlas Copco AB – Class A	1,744	19,572
Atlas Copco AB – Class B	2,080	20,140
Caterpillar, Inc.	323	69,720
CNH Industrial NV	1,193	17,832
Cummins, Inc.	221	46,216
Daimler Truck Holding AG(b)	174	5,447
Deere & Co.	289	103,398
Dover Corp.	428	57,314
Electrolux Professional AB – Class B	748	4,748
Flowserve Corp.	599	18,869
Fortive Corp.	674	41,633
GEA Group AG	378	15,121
Husqvarna AB – Class B	2,521	22,751
Illinois Tool Works, Inc.	349	72,616
IMI PLC	1,187	21,111
Ingersoll Rand, Inc.	413	19,473
Iveco Group NV(b)	238	1,516
Kone Oyj – Class B	326	16,648
Middleby Corp. (The)(b)	251	38,016
PACCAR, Inc.	502	43,594
Parker-Hannifin Corp.	211	57,428
Pentair PLC	481	24,132
Sandvik AB	907	18,644
Schindler Holding AG	78	16,047
Schindler Holding AG (REG)	81	16,255
SKF AB – Class B	706	12,505
Snap-on, Inc.	233	51,698
Stanley Black & Decker, Inc.	329	39,049
Trane Technologies PLC	469	64,750
Valmet Oyj	128	3,614
Volvo AB – Class B	910	15,960
Wartsila OYJ Abp	732	6,210
Weir Group PLC (The)	503	10,082
Westinghouse Air Brake Technologies Corp.	457	43,168
Xylem, Inc./NY	796	67,063

		1,223,636

Marine – 0.0%
AP Moller – Maersk A/S – Class A	10	28,864
AP Moller – Maersk A/S – Class B	9	26,373

		55,237

28 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 0.4%
Adecco Group AG	233	$9,083
Bureau Veritas SA	963	27,827
Capita PLC(b)	1,612	493
CoStar Group, Inc.(b)	2,870	174,898
Equifax, Inc.	383	77,588
Experian PLC	1,125	37,634
Intertek Group PLC	254	14,839
Jacobs Engineering Group, Inc.	615	86,155
ManpowerGroup, Inc.	340	30,467
Nielsen Holdings PLC	827	21,138
Randstad NV	258	14,516
RELX PLC	1,139	32,527
RELX PLC (London)	1,122	32,173
Robert Half International, Inc.	701	63,195
SGS SA	10	24,865
Thomson Reuters Corp.	1,197	118,475
Verisk Analytics, Inc. – Class A	637	111,424
Wolters Kluwer NV	490	48,349

		925,646

Road & Rail – 0.3%
AMERCO	94	46,058
Canadian National Railway Co.	661	75,159
Canadian Pacific Railway Ltd.	960	68,583
Canadian Pacific Railway Ltd. (Canada)	1,400	99,893
CSX Corp.	1,578	50,165
JB Hunt Transport Services, Inc.	438	75,590
Norfolk Southern Corp.	311	74,534
Union Pacific Corp.	324	71,209

		561,191

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	15,673
Ashtead Group PLC	560	29,342
Brenntag SE	322	24,915
Bunzl PLC	677	23,602
Fastenal Co.	1,510	80,876
Ferguson PLC	296	35,594
Finning International, Inc.	1,846	49,067
Rexel SA(b)	970	20,644
Travis Perkins PLC	697	10,585
United Rentals, Inc.(b)	195	58,145
WW Grainger, Inc.	196	95,466

		443,909

Transportation Infrastructure – 0.0%
Aena SME SA(b)(d)	131	19,985
Aeroports de Paris(b)	132	19,770

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Atlantia SpA	613	$14,861
Fraport AG Frankfurt Airport Services Worldwide(b)	264	14,987
Getlink SE	1,705	32,862

		102,465

		6,699,022

Consumer Staples – 2.9%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	18,940
Brown-Forman Corp. – Class B	1,553	102,684
Carlsberg AS – Class B	434	55,242
Coca-Cola Co. (The)	2,349	148,880
Coca-Cola Europacific Partners PLC	1,012	54,103
Coca-Cola HBC AG	1,304	28,729
Constellation Brands, Inc. – Class A	321	78,796
Diageo PLC	1,525	70,853
Heineken Holding NV	450	35,598
Heineken NV	502	50,478
Keurig Dr Pepper, Inc.	924	32,100
Molson Coors Beverage Co. – Class B	775	43,276
Monster Beverage Corp.(b)	1,264	112,648
PepsiCo, Inc.	845	141,749
Pernod Ricard SA	347	68,146
Remy Cointreau SA	337	62,065

		1,104,287

Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc.	3,374	153,302
Carrefour SA	1,249	25,618
Casino Guichard Perrachon SA(b)	448	8,618
Costco Wholesale Corp.	505	235,441
Distribuidora Internacional de Alimentacion SA(b)	54,700	831
Empire Co., Ltd. – Class A	3,731	122,267
Etablissements Franz Colruyt NV	915	29,700
George Weston Ltd.	1,283	157,468
J Sainsbury PLC	10,711	30,808
Jeronimo Martins SGPS SA	2,095	42,828
Koninklijke Ahold Delhaize NV	1,925	53,083
Kroger Co. (The)	1,741	92,221
Loblaw Cos., Ltd.	1,937	178,700
METRO AG(b)	963	8,754
Metro, Inc./CN	3,499	193,256
Rite Aid Corp.(b)(c)	91	507
Sysco Corp.	1,355	114,064
Tesco PLC	11,257	36,714
Walgreens Boots Alliance, Inc.	793	34,757
Walmart, Inc.	1,159	149,082

		1,668,019

30 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food Products – 0.9%
Archer-Daniels-Midland Co.	1,514	$137,502
Aryzta AG(b)	6,292	6,804
Associated British Foods PLC	933	20,304
Barry Callebaut AG	33	72,470
Bunge Ltd.	891	105,423
Campbell Soup Co.(c)	1,279	61,277
Chocoladefabriken Lindt & Spruengli AG	9	90,538
Chocoladefabriken Lindt & Spruengli AG (REG)	1	103,628
Conagra Brands, Inc.	1,969	64,760
Danone SA	580	34,126
General Mills, Inc.	1,305	91,154
Hershey Co. (The)	758	160,476
Hormel Foods Corp.	1,930	93,933
Ingredion, Inc.	628	59,465
JM Smucker Co. (The)	614	76,977
Kellogg Co.	1,053	73,436
Kerry Group PLC – Class A	503	52,056
Kraft Heinz Co. (The)	886	33,517
McCormick & Co., Inc./MD	1,800	166,896
Mondelez International, Inc. – Class A	1,174	74,620
Mowi ASA	1,945	50,768
Nestle SA	608	74,369
Orkla ASA	3,826	30,111
Saputo, Inc.	2,289	46,021
Tate & Lyle PLC	4,015	39,547
Tyson Foods, Inc. – Class A	1,060	94,987

		1,915,165

Household Products – 0.4%
Church & Dwight Co., Inc.	1,639	147,608
Clorox Co. (The)	669	97,246
Colgate-Palmolive Co.	1,207	95,124
Edgewell Personal Care Co.	667	24,279
Essity AB – Class B	1,288	33,831
Henkel AG & Co. KGaA	338	22,818
Henkel AG & Co. KGaA (Preference Shares)	356	24,372
Kimberly-Clark Corp.	706	93,912
Procter & Gamble Co. (The)	1,192	176,273
Reckitt Benckiser Group PLC	499	38,519
Spectrum Brands Holdings, Inc.	587	51,503

		805,485

Personal Products – 0.2%
Beiersdorf AG	471	48,886
Coty, Inc. – Class A(b)	2,104	14,917
Estee Lauder Cos., Inc. (The) – Class A	855	217,726

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

L’Oreal SA	228	$80,532
Unilever PLC	811	39,181
Unilever PLC (Netherlands)	860	41,395

		442,637

Tobacco – 0.2%
Altria Group, Inc.	1,060	57,335
British American Tobacco PLC	579	25,537
British American Tobacco PLC (Sponsored ADR)	643	28,446
Imperial Brands PLC	987	22,287
Philip Morris International, Inc.	715	75,969
Swedish Match AB	13,450	139,014

		348,588

		6,284,181

Materials – 2.7%
Chemicals – 1.4%
Air Liquide SA	447	78,300
Air Products and Chemicals, Inc.	522	128,496
Akzo Nobel NV	408	35,513
Albemarle Corp.	546	142,189
Arkema SA	294	35,594
Axalta Coating Systems Ltd.(b)	2,149	58,367
BASF SE	444	24,520
Celanese Corp. – Class A	722	113,007
CF Industries Holdings, Inc.	1,192	117,734
Chr Hansen Holding A/S	469	35,172
Corteva, Inc.	701	43,897
Covestro AG(d)	458	20,994
Croda International PLC	632	55,031
Dow, Inc.	701	47,654
DuPont de Nemours, Inc.	701	47,563
Eastman Chemical Co.	794	87,467
Ecolab, Inc.	833	136,537
EMS-Chemie Holding AG	47	40,346
Evonik Industries AG	1,232	33,057
FMC Corp.	742	90,954
Fuchs Petrolub SE	915	28,149
Givaudan SA	25	91,964
International Flavors & Fragrances, Inc.	533	70,447
Johnson Matthey PLC	1,127	29,951
K&S AG	1,009	28,380
Koninklijke DSM NV	642	108,114
LANXESS AG	442	20,645
Linde PLC	436	141,560
Livent Corp.(b)(c)	693	22,030
LyondellBasell Industries NV – Class A	645	73,691

32 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Methanex Corp.	1,103	$54,511
Mosaic Co. (The)	2,007	125,739
Novozymes A/S – Class B	559	35,493
Nutrien Ltd.	3,184	311,163
PPG Industries, Inc.	660	83,483
Sherwin-Williams Co. (The)	693	185,752
Sika AG	360	99,932
Solvay SA	330	32,240
Symrise AG	710	78,456
Umicore SA	1,130	50,167
Yara International ASA	866	44,901

		3,089,160

Construction Materials – 0.1%
CRH PLC	1,075	44,369
HeidelbergCement AG	356	20,792
Holcim Ltd.(b)	595	29,501
Imerys SA	563	20,839
Martin Marietta Materials, Inc.	237	80,433
Vulcan Materials Co.	393	64,794

		260,728

Containers & Packaging – 0.4%
Avery Dennison Corp.	978	168,764
Ball Corp.	1,802	127,744
CCL Industries, Inc. – Class B	1,790	85,930
Crown Holdings, Inc.	1,332	139,114
International Paper Co.	1,270	61,531
Packaging Corp. of America	678	106,636
Sealed Air Corp.	1,509	93,830
Westrock Co.	1,050	50,914

		834,463

Metals & Mining – 0.7%
Agnico Eagle Mines Ltd.	888	47,066
Anglo American PLC	1,415	69,708
Antofagasta PLC	2,036	38,004
ArcelorMittal SA	987	31,601
Arconic Corp.(b)	206	5,795
Barrick Gold Corp. (London)	1,911	39,237
Barrick Gold Corp. (Toronto)	2,364	48,426
BHP Group Ltd.	1,449	46,041
Boliden AB(b)	977	41,114
Eldorado Gold Corp.(b)	1,427	11,440
First Quantum Minerals Ltd.	3,202	92,704
Franco-Nevada Corp.	739	104,541
Freeport-McMoRan, Inc.	2,604	101,764
Fresnillo PLC	1,276	12,434
Glencore PLC(b)	5,705	37,628

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Kinross Gold Corp.	6,730	$30,222
Newmont Corp.	1,386	94,040
Newmont Corp. (Toronto)	1,053	71,479
Norsk Hydro ASA	4,362	35,002
Nucor Corp.	910	120,539
Rio Tinto PLC	669	48,542
Teck Resources Ltd. – Class B	2,652	109,950
thyssenkrupp AG(b)	1,007	9,696
Turquoise Hill Resources Ltd.(b)	641	18,001
voestalpine AG	636	18,673
Wheaton Precious Metals Corp.	1,870	77,233
Yamana Gold, Inc.	7,199	38,703

		1,399,583

Paper & Forest Products – 0.1%
Mondi PLC	1,889	36,722
Stora Enso Oyj – Class R	2,477	48,049
Svenska Cellulosa AB SCA – Class B	1,288	23,378
Sylvamo Corp.(b)	115	5,835
UPM-Kymmene Oyj	1,348	47,879
West Fraser Timber Co., Ltd.	1,065	98,261

		260,124

		5,844,058

Utilities – 2.3%
Electric Utilities – 1.2%
Alliant Energy Corp.	1,649	105,239
American Electric Power Co., Inc.	1,054	107,540
Constellation Energy Corp.	497	30,854
Duke Energy Corp.	865	97,330
Edison International	797	55,718
EDP – Energias de Portugal SA	19,584	98,127
Electricite de France SA	4,118	36,561
Emera, Inc.	2,500	124,264
Endesa SA	3,408	75,499
Enel SpA	10,639	69,123
Entergy Corp.	880	105,882
Evergy, Inc.	973	68,052
Eversource Energy	1,141	105,337
Exelon Corp.	1,491	73,283
FirstEnergy Corp.	1,915	82,268
Fortis, Inc./Canada	2,662	134,252
Fortum Oyj	4,004	74,008
Hydro One Ltd.(d)	3,582	99,911
Iberdrola SA	8,676	102,798
NextEra Energy, Inc.	2,156	163,188
OGE Energy Corp.	1,973	81,485
Orsted AS(d)	1,497	168,726

34 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pinnacle West Capital Corp.	753	$58,470
PPL Corp.	1,790	54,022
Red Electrica Corp. SA	3,748	77,656
Southern Co. (The)	1,397	105,697
SSE PLC	3,489	77,920
Terna – Rete Elettrica Nazionale	13,636	115,587
Xcel Energy, Inc.	1,190	89,655

		2,638,452

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	74,271
Atmos Energy Corp.	860	100,027
Enagas SA	3,496	80,042
Macquarie Infrastructure Holdings LLC	570	2,177
Naturgy Energy Group SA	2,625	79,325
Snam SpA	22,765	132,426
UGI Corp.	1,317	56,289

		524,557

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	4,046	89,174

Multi-Utilities – 0.7%
Ameren Corp.	1,162	110,611
Atco Ltd./Canada – Class I	1,665	60,395
Canadian Utilities Ltd. – Class A	2,932	93,024
CenterPoint Energy, Inc.	2,121	67,978
Centrica PLC(b)	23,244	23,192
CMS Energy Corp.	1,535	109,046
Consolidated Edison, Inc.	866	85,959
Dominion Energy, Inc.	1,315	110,749
DTE Energy Co.	687	91,172
E.ON SE	6,694	68,332
Engie SA	3,398	45,676
National Grid PLC	4,604	67,921
NiSource, Inc.	2,608	82,022
Public Service Enterprise Group, Inc.	1,187	81,357
RWE AG	2,734	120,639
Sempra Energy	547	89,631
United Utilities Group PLC	6,181	82,394
Veolia Environnement SA	3,120	87,317
WEC Energy Group, Inc.	1,055	110,849

		1,588,264

Water Utilities – 0.1%
American Water Works Co., Inc.	869	131,436
Severn Trent PLC	2,353	86,442

		217,878

		5,058,325

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 2.3%
Auto Components – 0.1%
Aptiv PLC(b)	302	$32,085
Autoliv, Inc.	287	22,983
BorgWarner, Inc.	676	27,256
Cie Generale des Etablissements Michelin SCA – Class B	199	25,943
Continental AG	107	8,221
Faurecia SE	29	807
Faurecia SE (Italy)	21	551
Goodyear Tire & Rubber Co. (The)(b)	816	10,543
Lear Corp.	199	28,051
Linamar Corp.	630	27,758
Magna International, Inc. – Class A (Canada)	729	47,307
Nokian Renkaat Oyj	578	7,963
Schaeffler AG (Preference Shares)	1,288	8,146
Valeo	282	6,267
Vitesco Technologies Group AG(b)	21	994

		254,875

Automobiles – 0.3%
Bayerische Motoren Werke AG	252	21,893
Bayerische Motoren Werke AG (Preference Shares)	288	22,597
Ferrari NV	303	59,123
Ford Motor Co.	2,754	37,675
General Motors Co.(b)	869	33,613
Harley-Davidson, Inc.(c)	457	16,077
Mercedes-Benz Group AG	349	24,870
Porsche Automobil Holding SE (Preference Shares)	377	30,879
Renault SA(b)	203	5,599
Stellantis NV	1,735	26,034
Stellantis NV (Italy)	1,290	19,354
Tesla, Inc.(b)	270	204,730
Volkswagen AG	151	34,227
Volkswagen AG (Preference Shares)	138	23,032

		559,703

Distributors – 0.1%
Genuine Parts Co.	435	59,477
LKQ Corp.	877	45,069

		104,546

Diversified Consumer Services – 0.0%
H&R Block, Inc.	830	29,249

36 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.4%
Accor SA(b)	515	$16,946
Aramark	1,174	40,468
Booking Holdings, Inc.(b)	17	38,141
Carnival Corp.(b)(c)	557	7,731
Carnival PLC(b)	409	5,145
Chipotle Mexican Grill, Inc. – Class A(b)	57	79,945
Compass Group PLC	1,758	39,408
Darden Restaurants, Inc.	368	46,000
Domino’s Pizza, Inc.	151	54,839
Expedia Group, Inc.(b)	215	27,806
Flutter Entertainment PLC(b)	226	27,560
Hilton Worldwide Holdings, Inc.	532	74,938
InterContinental Hotels Group PLC	470	29,242
Las Vegas Sands Corp.(b)	477	16,914
Marriott International, Inc./MD – Class A	350	60,053
McDonald’s Corp.	324	81,716
MGM Resorts International	769	26,892
Norwegian Cruise Line Holdings Ltd.(b)	485	7,765
Restaurant Brands International, Inc.	668	35,078
Royal Caribbean Cruises Ltd.(b)	277	16,085
Sodexo SA	224	16,736
Starbucks Corp.	666	52,281
Travel & Leisure Co.	277	14,157
TUI AG-DI(b)	4,509	10,888
Whitbread PLC	756	25,941
Wyndham Hotels & Resorts, Inc.	277	22,196
Wynn Resorts Ltd.(b)(c)	179	11,832
Yum! Brands, Inc.	630	76,526

		963,229

Household Durables – 0.2%
Barratt Developments PLC	2,559	16,281
Berkeley Group Holdings PLC(b)	507	26,851
DR Horton, Inc.	836	62,825
Electrolux AB	748	11,630
Garmin Ltd.	605	63,900
Leggett & Platt, Inc.(c)	679	26,597
Lennar Corp. – Class A	555	44,539
Lennar Corp. – Class B	11	739
Mohawk Industries, Inc.(b)	156	22,068
Newell Brands, Inc.	610	13,078
Persimmon PLC	763	20,930
PulteGroup, Inc.	1,261	57,073
SEB SA	178	18,992
Taylor Wimpey PLC	9,372	15,375
Toll Brothers, Inc.	690	34,824
Whirlpool Corp.	167	30,768

		466,470

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.(b)	29	$69,721
eBay, Inc.	1,712	83,323
MercadoLibre, Inc.(b)	134	105,308
Qurate Retail, Inc.	1,207	4,357
Zalando SE(b)(d)	758	30,841

		293,550

Leisure Products – 0.1%
Hasbro, Inc.	367	32,938
Mattel, Inc.(b)	1,058	26,577
Nordic Entertainment Group AB – Class B(b)	65	2,070
Polaris, Inc.(c)	248	26,425

		88,010

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. – Class A	300	41,218
Cie Financiere Richemont SA	285	31,718
Dollar General Corp.	382	84,170
Dollar Tree, Inc.(b)	304	48,740
Dollarama, Inc.	1,356	78,647
Kohl’s Corp.	485	19,555
Macy’s, Inc.	699	16,531
Marks & Spencer Group PLC(b)	4,897	9,221
Next PLC	400	32,700
Nordstrom, Inc.(c)	496	13,109
Target Corp.	562	90,977

		466,586

Specialty Retail – 0.4%
Advance Auto Parts, Inc.	173	32,846
AutoNation, Inc.(b)(c)	587	70,182
AutoZone, Inc.(b)	47	96,803
Bath & Body Works, Inc.	409	16,777
Bed Bath & Beyond, Inc.(b)(c)	660	5,709
Best Buy Co., Inc.	397	32,578
CarMax, Inc.(b)	276	27,398
CECONOMY AG	963	3,235
Currys PLC	4,868	5,131
Dick’s Sporting Goods, Inc.(c)	553	44,920
Dufry AG(b)	127	5,269
Foot Locker, Inc.	407	13,423
Gap, Inc. (The)(c)	852	9,398
H & M Hennes & Mauritz AB – Class B	936	12,919
Home Depot, Inc. (The)	245	74,174
Industria de Diseno Textil SA	757	18,247
Kingfisher PLC	6,282	20,863
Lowe’s Cos., Inc.	362	70,699
O’Reilly Automotive, Inc.(b)	119	75,823

38 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ross Stores, Inc.	451	$38,344
Signet Jewelers Ltd.(c)	287	17,105
TJX Cos., Inc. (The)	1,056	67,130
Tractor Supply Co.	570	106,795
Ulta Beauty, Inc.(b)	91	38,502
Victoria’s Secret & Co.(b)	136	5,605
Wickes Group PLC	782	1,987

		911,862

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG	138	27,416
Burberry Group PLC	981	21,165
Capri Holdings Ltd.(b)	474	23,103
Christian Dior SE	102	63,670
EssilorLuxottica SA	493	79,626
Gildan Activewear, Inc.	1,287	40,538
Hanesbrands, Inc.(c)	1,331	15,799
Hermes International	67	80,109
HUGO BOSS AG	261	14,045
Kering SA	75	41,252
Kontoor Brands, Inc.	82	3,286
Lululemon Athletica, Inc.(b)	362	105,954
LVMH Moet Hennessy Louis Vuitton SE	90	58,106
NIKE, Inc. – Class B	676	80,343
Pandora A/S	240	19,389
Puma SE	60	4,477
PVH Corp.	229	16,229
Ralph Lauren Corp.	379	38,313
Swatch Group AG (The)	56	14,419
Swatch Group AG (The) (REG)	301	14,665
Tapestry, Inc.	597	20,597
Under Armour, Inc. – Class A(b)	1,122	11,871
Under Armour, Inc. – Class C(b)	1,242	12,047
VF Corp.	576	29,065

		835,484

		4,973,564

Energy – 1.8%
Energy Equipment & Services – 0.1%
Baker Hughes Co. – Class A	758	27,273
ChampionX Corp.	214	4,980
Core Laboratories NV(c)	280	7,890
Drilling Co. of 1972 A/S (The)(b)	38	2,162
Halliburton Co.	747	30,253
Helmerich & Payne, Inc.	490	24,672
NOV, Inc.	851	17,020
Petrofac Ltd.(b)	6,919	12,355
Saipem SpA	180	1,088

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Schlumberger NV	606	$27,852
Tenaris SA	3,797	63,296
Weatherford International PLC(b)	1	34

		218,875

Oil, Gas & Consumable Fuels – 1.7%
Antero Resources Corp.(b)	1,271	54,500
APA Corp.	607	28,535
ARC Resources Ltd.	4,153	62,549
BP PLC	13,599	73,905
Cameco Corp.	2,728	66,838
Canadian Natural Resources Ltd.	1,035	68,498
Cenovus Energy, Inc.	5,037	116,761
Cheniere Energy, Inc.	609	83,293
Chevron Corp.	571	99,731
ConocoPhillips	1,067	119,888
Continental Resources, Inc./OK	603	41,046
Coterra Energy, Inc.	2,088	71,681
Crescent Point Energy Corp.	2,365	20,942
Devon Energy Corp.	669	50,108
Diamondback Energy, Inc.	286	43,478
DTE Midstream LLC(b)	343	19,928
Enbridge, Inc.	1,314	60,700
Eni SpA	4,936	74,759
EOG Resources, Inc.	364	49,853
EQT Corp.	539	25,721
Equinor ASA	4,590	174,176
Equitrans Midstream Corp.	431	3,392
Exxon Mobil Corp.	713	68,448
Galp Energia SGPS SA	4,711	61,507
Hess Corp.	565	69,535
HF Sinclair Corp.	1,019	50,033
Imperial Oil Ltd.	1,534	84,022
Keyera Corp.	1,731	46,134
Kinder Morgan, Inc.	1,880	37,017
Koninklijke Vopak NV	1,705	48,833
Lundin Energy AB	2,787	133,737
Marathon Oil Corp.	1,390	43,688
Marathon Petroleum Corp.	1,407	143,218
Murphy Oil Corp.	914	38,772
Neste Oyj	4,680	214,966
Occidental Petroleum Corp.	864	59,884
OMV AG	1,553	90,728
ONEOK, Inc.	703	46,293
Ovintiv, Inc.	398	22,284
Ovintiv, Inc. (Canada)	403	22,583
Pembina Pipeline Corp.	2,130	85,884
Peyto Exploration & Development Corp.	1,639	20,059

40 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Phillips 66	607	$61,192
Pioneer Natural Resources Co.	271	75,322
PrairieSky Royalty Ltd.	1,883	28,196
Range Resources Corp.(b)	940	31,913
Shell PLC	6,226	184,140
Southwestern Energy Co.(b)	2,381	21,715
Suncor Energy, Inc.	1,483	59,667
Targa Resources Corp.	621	44,724
TC Energy Corp.	1,444	83,579
Thungela Resources Ltd.	141	2,242
TotalEnergies SE	1,632	96,587
Tourmaline Oil Corp.	1,532	94,571
Valero Energy Corp.	618	80,093
Vermilion Energy, Inc.	920	19,901
Williams Cos., Inc. (The)	1,051	38,950
Woodside Energy Group Ltd.	262	4,747

		3,725,446

		3,944,321

Communication Services – 1.4%
Diversified Telecommunication Services – 0.6%
Altice USA, Inc. – Class A(b)	713	8,114
AT&T, Inc.	2,772	59,016
BCE, Inc.	3,032	165,186
BT Group PLC	7,665	18,066
Charter Communications, Inc. – Class A(b)	83	42,075
Comcast Corp. – Class A	824	36,487
Deutsche Telekom AG	2,256	46,419
Elisa Oyj	1,116	63,158
Eurazeo SE	635	49,049
Eutelsat Communications SA	1,132	13,445
Koninklijke KPN NV	12,242	44,561
Liberty Global PLC – Class A(b)	813	19,772
Liberty Global PLC – Class C (b)	1,811	46,017
Liberty Latin America Ltd. – Class C(b)	1,189	11,307
Lumen Technologies, Inc.(c)	3,838	46,977
Orange SA	2,176	27,240
Proximus SADP	1,770	30,526
Shaw Communications, Inc. – Class B	2,404	68,118
Sirius XM Holdings, Inc.(c)	4,633	29,651
Swisscom AG	114	67,417
Telecom Italia SpA/Milano	31,583	10,100
Telecom Italia SpA/Milano (Savings Shares)	39,625	12,118
Telefonica Deutschland Holding AG	7,772	24,736
Telefonica SA	3,869	21,037
Telenet Group Holding NV	522	13,890

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Telenor ASA	2,325	$32,104
Telia Co. AB	12,753	52,293
TELUS Corp.	6,684	167,252
United Internet AG	623	20,473
Verizon Communications, Inc.	1,696	86,988

		1,333,592

Entertainment – 0.2%
Activision Blizzard, Inc.	841	65,497
Bollore SE	3,319	17,707
Electronic Arts, Inc.	495	68,632
Modern Times Group MTG AB – Class B(b)	90	1,061
Netflix, Inc.(b)	129	25,470
Universal Music Group NV	1,098	24,547
Walt Disney Co. (The)(b)	1,074	118,613
Warner Bros Discovery, Inc.(b)	3,109	57,361

		378,888

Interactive Media & Services – 0.3%
Adevinta ASA – Class B(b)	2,027	16,977
Alphabet, Inc. – Class A(b)	78	177,469
Alphabet, Inc. – Class C(b)	76	173,339
Auto Trader Group PLC(d)	4,579	34,064
Cars.com, Inc.(b)	283	2,929
Meta Platforms, Inc. – Class A(b)	387	74,939
TripAdvisor, Inc.(b)	426	10,582
Twitter, Inc.(b)	1,866	73,893

		564,192

Media – 0.2%
DISH Network Corp. – Class A(b)(c)	297	6,780
Fox Corp. – Class A	338	12,002
Fox Corp. – Class B	340	11,121
Interpublic Group of Cos., Inc. (The)	1,393	44,896
ITV PLC	7,799	6,913
JCDecaux SA(b)	889	17,563
Lagardere SA	819	21,988
Liberty Broadband Corp.(b)	346	43,309
Liberty Media Corp.-Liberty SiriusXM – Class A(b)	944	38,997
Liberty Media Corp.-Liberty SiriusXM – Class C(b)	855	35,140
Loyalty Ventures, Inc.(b)	86	912
News Corp. – Class A	2,510	43,674
Omnicom Group, Inc.	460	34,321
Paramount Global – Class B	829	28,460
Pearson PLC	1,740	16,560
ProSiebenSat.1 Media SE	638	6,956
Publicis Groupe SA	351	19,226
RTL Group SA	319	14,786
Schibsted ASA	973	20,594

42 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Schibsted ASA – Class B	1,054	$19,496
SES SA	1,380	13,181
TEGNA, Inc.	850	18,615
Vivendi SE	1,098	13,109
WPP PLC	1,472	17,089

		505,688

Wireless Telecommunication Services – 0.1%
Millicom International Cellular SA(b)	591	9,836
Rogers Communications, Inc. – Class B	2,193	112,472
T-Mobile US, Inc.(b)	970	129,291
Tele2 AB – Class B	4,849	59,302
Vodafone Group PLC	17,886	29,448

		340,349

		3,122,709

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Alexandria Real Estate Equities, Inc.	370	61,402
American Tower Corp.	354	90,670
AvalonBay Communities, Inc.	234	48,663
Boston Properties, Inc.	360	40,025
British Land Co. PLC (The)	5,156	34,128
Brixmor Property Group, Inc.	1,101	26,842
Camden Property Trust	472	67,727
Covivio	424	30,961
Crown Castle International Corp.	494	93,687
Digital Realty Trust, Inc.	378	52,765
DigitalBridge Group, Inc.(b)	3,138	18,891
Duke Realty Corp.	1,323	69,894
Equinix, Inc.	91	62,525
Equity Residential	641	49,248
Essex Property Trust, Inc.	185	52,512
Extra Space Storage, Inc.	489	87,140
Federal Realty Investment Trust	282	32,422
Gecina SA	296	34,825
H&R Real Estate Investment Trust	3,643	40,380
Hammerson PLC	28,225	9,784
Healthpeak Properties, Inc.	1,144	33,965
Host Hotels & Resorts, Inc.	1,706	34,103
ICADE	547	31,783
Intu Properties PLC(b)(f)	9,375	– 0	–
Iron Mountain, Inc.(c)	1,144	61,662
JBG SMITH Properties	232	5,988
Kimco Realty Corp.	1,471	34,789
Klepierre SA(b)	1,062	24,243
Land Securities Group PLC	3,092	29,860
Macerich Co. (The)	518	6,087

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Mid-America Apartment Communities, Inc.	487	$88,147
National Retail Properties, Inc.	864	38,275
Orion Office REIT, Inc.	116	1,546
Primaris REIT	910	10,130
Prologis, Inc.	1,398	178,217
Public Storage	203	67,120
Realty Income Corp.	1,162	79,272
Regency Centers Corp.	664	45,291
RioCan Real Estate Investment Trust	3,105	55,848
SBA Communications Corp.	280	94,251
Segro PLC	5,086	71,036
Simon Property Group, Inc.	199	22,815
SL Green Realty Corp.(c)	356	21,990
SmartCentres Real Estate Investment Trust	1,619	37,657
UDR, Inc.	1,200	57,360
Ventas, Inc.	613	34,782
Vornado Realty Trust	465	16,256
Welltower, Inc.	621	55,325
Weyerhaeuser Co.	1,110	43,867

		2,286,156

Real Estate Management & Development – 0.2%
CBRE Group, Inc. – Class A(b)	938	77,704
Deutsche Wohnen SE	1,099	30,358
First Capital Real Estate Investment Trust	2,575	31,738
Jones Lang LaSalle, Inc.(b)	249	49,133
Swiss Prime Site AG	732	73,710
Unibail-Rodamco-Westfield(b)	156	10,931
Vonovia SE	1,666	63,547
Zillow Group, Inc. – Class C(b)(c)	848	33,835

		370,956

		2,657,112

Total Common Stocks (cost $38,409,743)		65,945,301

INVESTMENT COMPANIES – 8.1%
Funds and Investment Trusts – 8.1%(g)
Altaba, Inc. (b)(e)(f)	1,120	– 0	–
iShares Russell 1000 Value ETF – Class E	41,760	6,661,973
iShares Russell 2000 Value ETF(c)	20,070	3,044,418
VanEck Vectors JP Morgan EM Local Currency Bond ETF – Class E(c)	98,020	2,514,213
Vanguard Global ex-U.S. Real Estate ETF(b)(c)	19,860	950,301
Vanguard Real Estate ETF(c)	46,320	4,588,922

Total Investment Companies (cost $17,153,318)		17,759,827

44 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Mexico – 0.5%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,172,432)	U.S.$	1,174	$1,191,610

		Shares
WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford International PLC, expiring 11/26/2023(b)		20	10

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc., expiring 01/01/2026(b)		200	3,608
Occidental Petroleum Corp., expiring 08/03/2027(b)		108	5,114

			8,722

			8,732

Consumer Discretionary – 0.0%
Multiline Retail – 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023(b)		570	339

Total Warrants (cost $1,355)			9,071

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Internet & Direct Marketing Retail – 0.0%
Qurate Retail, Inc. 8.00%		36	2,441

Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Brookfield Property Preferred LP 6.25%(c)		29	615

Total Preferred Stocks (cost $10,294)			3,056

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

RIGHTS – 0.0%
Industrial – 0.0%
Communications - Telecommunications – 0.0%
Millicom International, expiring 06/13/2022(b) (cost $7,380)	591	$2,395

SHORT-TERM INVESTMENTS – 15.9%
Investment Companies – 15.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.71%(g)(h)(i) (cost $34,977,456)	34,977,456	34,977,456

Total Investments Before Security Lending Collateral for Securities Loaned – 93.9% (cost $180,218,399)		206,586,962

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.71%(g)(h)(i) (cost $3,303,861)	3,303,861	3,303,861

Total Investments – 95.4% (cost $183,522,260)		209,890,823
Other assets less liabilities – 4.6%		10,210,800

Net Assets – 100.0%		$220,101,623

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	34	October 2022	$3,592,780	$357,205
Canadian 10 Yr Bond Futures	56	September 2022	5,623,244	(36,227)
Cattle Feeder Futures	7	August 2022	577,937	(7,610)
Coffee Robusta Futures	15	July 2022	315,900	1,770
Coffee ‘C’ Futures	11	July 2022	953,906	(22,564)
Copper Futures	24	July 2022	2,577,600	(259,604)
Corn Futures	78	July 2022	2,938,650	519,265
Cotton No.2 Futures	12	July 2022	833,880	127,795
Cotton No.2 Futures	3	December 2022	183,675	29,031
Euro STOXX 50 Index Futures	129	June 2022	5,240,384	39,667

46 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	26	June 2022	$4,230,667	$(396,596)
Gasoline RBOB Futures	12	June 2022	1,973,765	480,330
Gold 100 OZ Futures	33	August 2022	6,099,720	575
Hang Seng Index Futures	7	June 2022	954,213	66,886
Japan 10 Yr Bond (OSE) Futures	3	June 2022	10,462,190	76,332
KC HRW Wheat Futures	17	July 2022	990,675	239,581
Lean Hogs Futures	26	July 2022	1,123,200	5,354
Live Cattle Futures	18	August 2022	938,700	(45,948)
LME Nickel Futures	8	July 2022	1,361,904	(94,538)
LME Primary Aluminum Futures	24	July 2022	1,664,400	(103,278)
LME Zinc Futures	14	July 2022	1,373,225	(18,158)
Long Gilt Futures	37	September 2022	5,406,949	(106,328)
Low SU Gasoil Futures	18	July 2022	2,158,200	523,337
MSCI Emerging Markets Futures	117	June 2022	6,220,305	(40,654)
MSCI SING IX ETS Futures	29	June 2022	635,648	12,674
Natural Gas Futures	82	June 2022	6,678,900	17,758
Nikkei 225 (CME) Futures	2	June 2022	271,850	23,244
NY Harbor ULSD Futures	9	June 2022	1,487,430	502,927
OMXS30 Index Futures	58	June 2022	1,213,635	7,720
Platinum Futures	6	July 2022	290,490	(22,814)
Silver Futures	14	July 2022	1,518,160	(319,726)
Soybean Futures	37	July 2022	3,114,012	423,192
Soybean Meal Futures	37	July 2022	1,534,760	4,815
Soybean Oil Futures	40	July 2022	1,870,080	328,688
SPI 200 Futures	30	June 2022	3,881,769	78,379
Sugar 11 (World) Futures	44	September 2022	964,410	83,558
TOPIX Index Futures	46	June 2022	6,821,299	603,619
U.S. T-Note 5 Yr (CBT) Futures	262	September 2022	29,593,719	(335)
U.S. T-Note 10 Yr (CBT) Futures	213	September 2022	25,443,516	(150,356)
Wheat Futures (CBT)	31	July 2022	1,685,625	465,578
WTI Crude Futures	10	June 2022	1,146,700	299,239
WTI Crude Futures	12	August 2022	1,306,800	187,621
WTI Crude Futures	16	November 2022	1,622,720	184,996

Sold Contracts
Bloomberg Commodity Index Futures	754	June 2022	9,903,036	(486,119)
E-Mini Russell 2000 Index Futures	13	June 2022	1,210,235	60,270
FTSE 100 Index Futures	3	June 2022	286,755	(7,860)
Japan 10 Yr Bond (OSE) Futures	9	June 2022	3,487,397	(25,475)
S&P 500 E-Mini Futures	58	June 2022	11,980,625	296,839
S&P Mid 400 E-Mini Futures	4	June 2022	1,005,280	8,947
S&P TSX 60 Index Futures	14	June 2022	2,774,874	75,505
TOPIX Index Futures	3	June 2022	444,867	(39,400)

				$3,949,107

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	6,917	USD	9,031	06/09/2022	$314,792
Bank of America, NA	USD	4,684	GBP	3,587	06/09/2022	(163,776)
Bank of America, NA	PLN	10,242	USD	2,290	07/07/2022	(97,832)
Bank of America, NA	USD	2,063	HUF	747,624	07/07/2022	(49,984)
Bank of America, NA	USD	2,257	PLN	10,095	07/07/2022	96,431
Bank of America, NA	CZK	36,860	USD	1,564	07/14/2022	(28,191)
Bank of America, NA	JPY	227,412	USD	1,793	07/15/2022	22,914
Bank of America, NA	USD	411	KRW	520,866	07/27/2022	8,147
Bank of America, NA	USD	320	PHP	16,834	07/28/2022	(884)
Barclays Bank PLC	BRL	20,952	USD	4,431	06/02/2022	22,048
Barclays Bank PLC	BRL	9,398	USD	1,870	06/02/2022	(107,983)
Barclays Bank PLC	USD	4,168	BRL	20,952	06/02/2022	240,724
Barclays Bank PLC	USD	1,987	BRL	9,398	06/02/2022	(9,890)
Barclays Bank PLC	EUR	3,274	USD	3,414	06/15/2022	(103,786)
Barclays Bank PLC	USD	1,621	AUD	2,280	06/15/2022	15,562
Barclays Bank PLC	USD	688	EUR	645	06/15/2022	4,162
Barclays Bank PLC	MYR	57,974	USD	13,712	06/16/2022	471,260
Barclays Bank PLC	USD	1,138	MYR	4,986	06/16/2022	655
Barclays Bank PLC	USD	15,381	MYR	64,913	06/16/2022	(555,685)
Barclays Bank PLC	USD	558	ZAR	8,927	06/23/2022	11,334
Barclays Bank PLC	BRL	4,000	USD	822	07/05/2022	(12,139)
Barclays Bank PLC	HUF	197,870	USD	539	07/07/2022	6,213
Barclays Bank PLC	INR	136,005	USD	1,771	07/07/2022	25,530
Barclays Bank PLC	MXN	12,820	USD	642	07/20/2022	(3,663)
Barclays Bank PLC	CNH	8,155	USD	1,207	07/21/2022	(13,059)
Barclays Bank PLC	USD	235	CNH	1,589	07/21/2022	3,143
Barclays Bank PLC	KRW	776,149	USD	626	07/27/2022	1,611
Barclays Bank PLC	USD	1,276	KRW	1,613,904	07/27/2022	23,114
Barclays Bank PLC	IDR	26,262,114	USD	1,804	07/28/2022	107
Barclays Bank PLC	IDR	13,367,540	USD	908	07/28/2022	(10,419)
Barclays Bank PLC	USD	2,860	IDR	41,686,311	07/28/2022	3,084
Barclays Bank PLC	USD	6,870	IDR	99,677,713	07/28/2022	(23,425)
Barclays Bank PLC	USD	873	PHP	46,301	07/28/2022	5,227
BNP Paribas SA	INR	35,843	USD	460	07/07/2022	193
BNP Paribas SA	COP	8,002	USD	2	07/15/2022	(156)
BNP Paribas SA	USD	8	COP	34,176	07/15/2022	667
BNP Paribas SA	USD	2,979	MXN	60,287	07/20/2022	55,447
BNP Paribas SA	USD	962	AUD	1,343	07/21/2022	2,209
BNP Paribas SA	IDR	66,200,848	USD	4,500	07/28/2022	(47,249)
BNP Paribas SA	USD	1,656	IDR	23,860,033	07/28/2022	(17,122)
BNP Paribas SA	USD	320	PHP	16,834	07/28/2022	(853)
Credit Suisse International	GBP	618	USD	786	06/09/2022	7,392
Credit Suisse International	GBP	1,206	USD	1,485	06/09/2022	(34,307)
Credit Suisse International	CHF	2,078	USD	2,174	06/15/2022	6,375
Credit Suisse International	EUR	1,763	USD	1,892	06/15/2022	(2,001)
Credit Suisse International	GBP	3,094	USD	3,872	06/15/2022	(26,197)
Credit Suisse International	NZD	1,653	USD	1,069	06/15/2022	(8,134)
Credit Suisse International	SEK	6,022	USD	613	06/15/2022	(3,963)
Credit Suisse International	USD	1,130	AUD	1,578	06/15/2022	3,077
Credit Suisse International	USD	1,905	JPY	241,804	06/15/2022	(25,523)

48 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	1,302	NOK	12,485	06/15/2022	$30,191
Credit Suisse International	USD	1,868	SEK	18,424	06/15/2022	19,117
Credit Suisse International	USD	2,136	ZAR	33,805	06/23/2022	19,033
Deutsche Bank AG	BRL	3,426	USD	678	06/02/2022	(42,729)
Deutsche Bank AG	USD	724	BRL	3,426	06/02/2022	(3,605)
Deutsche Bank AG	GBP	2,333	USD	3,033	06/09/2022	93,273
Deutsche Bank AG	USD	1,242	NZD	1,779	06/10/2022	(82,777)
Deutsche Bank AG	CAD	6,489	USD	5,117	06/15/2022	(12,753)
Deutsche Bank AG	CHF	3,685	USD	3,673	06/15/2022	(171,181)
Deutsche Bank AG	GBP	601	USD	735	06/15/2022	(22,660)
Deutsche Bank AG	USD	1,271	AUD	1,851	06/15/2022	57,571
Deutsche Bank AG	USD	804	CAD	1,037	06/15/2022	16,231
Deutsche Bank AG	ZAR	24,488	USD	1,581	06/23/2022	19,268
Deutsche Bank AG	USD	536	HUF	197,831	07/07/2022	(3,167)
Deutsche Bank AG	USD	1,754	INR	135,413	07/07/2022	(16,395)
Deutsche Bank AG	USD	898	CHF	858	07/13/2022	(1,141)
Deutsche Bank AG	PEN	2,129	USD	576	07/15/2022	5,573
Deutsche Bank AG	USD	1,757	JPY	228,297	07/15/2022	19,978
Deutsche Bank AG	USD	883	CAD	1,134	07/21/2022	12,844
Deutsche Bank AG	TWD	57,287	USD	1,942	07/27/2022	(41,832)
Deutsche Bank AG	USD	420	KRW	532,135	07/27/2022	8,064
Deutsche Bank AG	USD	439	TWD	12,917	07/27/2022	7,973
Deutsche Bank AG	PHP	332,484	USD	6,281	07/28/2022	(26,391)
Deutsche Bank AG	USD	3,997	EUR	3,779	07/28/2022	72,720
Deutsche Bank AG	USD	5,120	PHP	271,090	07/28/2022	22,930
Deutsche Bank AG	USD	291	PHP	15,282	07/28/2022	(1,223)
Goldman Sachs Bank USA	BRL	2,130	USD	450	06/02/2022	2,241
Goldman Sachs Bank USA	USD	422	BRL	2,130	06/02/2022	25,897
Goldman Sachs Bank USA	AUD	764	USD	541	06/15/2022	(7,793)
Goldman Sachs Bank USA	CAD	1,031	USD	803	06/15/2022	(11,707)
Goldman Sachs Bank USA	GBP	1,372	USD	1,733	06/15/2022	3,720
Goldman Sachs Bank USA	USD	787	CAD	1,003	06/15/2022	5,957
Goldman Sachs Bank USA	USD	995	JPY	126,249	06/15/2022	(13,452)
Goldman Sachs Bank USA	USD	1,358	NZD	2,077	06/15/2022	(4,500)
Goldman Sachs Bank USA	MYR	45,123	USD	10,637	06/16/2022	331,664
Goldman Sachs Bank USA	USD	13,148	MYR	55,576	06/16/2022	(454,578)
Goldman Sachs Bank USA	ZAR	9,490	USD	591	06/23/2022	(13,807)
Goldman Sachs Bank USA	CZK	14,494	USD	616	07/14/2022	(10,077)
Goldman Sachs Bank USA	JPY	182,253	USD	1,437	07/15/2022	18,787
Goldman Sachs Bank USA	TWD	64,512	USD	2,219	07/27/2022	(14,837)
Goldman Sachs Bank USA	USD	1,612	TWD	47,454	07/27/2022	30,994
HSBC Bank USA	NZD	2,518	USD	1,694	06/10/2022	53,260
HSBC Bank USA	USD	570	SEK	5,732	06/15/2022	17,211
HSBC Bank USA	DKK	3,843	USD	571	06/17/2022	15,838
HSBC Bank USA	SEK	8,740	USD	933	06/17/2022	37,646
HSBC Bank USA	CHF	1,124	USD	1,189	07/13/2022	14,620
HSBC Bank USA	USD	1,491	CHF	1,386	07/13/2022	(42,132)
HSBC Bank USA	KRW	9,078,528	USD	7,284	07/27/2022	(22,708)
HSBC Bank USA	TWD	61,561	USD	2,120	07/27/2022	(11,532)
HSBC Bank USA	USD	2,673	KRW	3,331,404	07/27/2022	8,333
HSBC Bank USA	EUR	6,935	USD	7,250	07/28/2022	(217,850)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	BRL	9,398	USD	1,987	06/02/2022	$9,890
JPMorgan Chase Bank, NA	BRL	19,656	USD	4,061	06/02/2022	(75,146)
JPMorgan Chase Bank, NA	USD	1,942	BRL	9,398	06/02/2022	35,931
JPMorgan Chase Bank, NA	USD	4,156	BRL	19,656	06/02/2022	(20,684)
JPMorgan Chase Bank, NA	CHF	1,878	USD	1,933	06/15/2022	(26,472)
JPMorgan Chase Bank, NA	CNH	16,526	USD	2,502	06/15/2022	27,113
JPMorgan Chase Bank, NA	GBP	685	USD	841	06/15/2022	(22,801)
JPMorgan Chase Bank, NA	USD	730	AUD	1,035	06/15/2022	12,612
JPMorgan Chase Bank, NA	USD	755	EUR	713	06/15/2022	10,765
JPMorgan Chase Bank, NA	BRL	9,398	USD	1,924	07/05/2022	(35,875)
JPMorgan Chase Bank, NA	USD	4,024	BRL	19,656	07/05/2022	75,028
JPMorgan Chase Bank, NA	INR	202,203	USD	2,596	07/07/2022	605
JPMorgan Chase Bank, NA	TWD	58,518	USD	1,984	07/27/2022	(42,327)
JPMorgan Chase Bank, NA	USD	1,982	TWD	58,518	07/27/2022	44,075
JPMorgan Chase Bank, NA	USD	455	PHP	24,018	07/28/2022	247
JPMorgan Chase Bank, NA	CNH	1,473	USD	218	09/15/2022	(1,609)
Morgan Stanley Capital Services, Inc.	GBP	824	USD	1,074	06/09/2022	35,713
Morgan Stanley Capital Services, Inc.	USD	4,743	GBP	3,661	06/09/2022	(129,197)
Morgan Stanley Capital Services, Inc.	USD	4,913	NZD	7,109	06/10/2022	(281,280)
Morgan Stanley Capital Services, Inc.	MYR	10,669	USD	2,513	06/16/2022	76,616
Morgan Stanley Capital Services, Inc.	USD	942	MYR	3,977	06/16/2022	(33,508)
Morgan Stanley Capital Services, Inc.	USD	688	NOK	6,040	06/17/2022	(43,794)
Morgan Stanley Capital Services, Inc.	USD	828	SEK	7,820	06/17/2022	(27,256)
Morgan Stanley Capital Services, Inc.	JPY	2,460,164	USD	19,226	07/15/2022	82,078
Morgan Stanley Capital Services, Inc.	PEN	34	USD	9	07/15/2022	(95)
Morgan Stanley Capital Services, Inc.	USD	1,432	JPY	182,098	07/15/2022	(15,421)
Morgan Stanley Capital Services, Inc.	CNH	28,501	USD	4,169	07/21/2022	(94,215)
Morgan Stanley Capital Services, Inc.	USD	2,301	AUD	3,211	07/21/2022	4,585
Natwest Markets PLC	USD	3,510	EUR	3,317	07/28/2022	61,183
Standard Chartered Bank	USD	1,521	NZD	2,420	06/15/2022	55,372
Standard Chartered Bank	USD	2,604	ZAR	39,265	06/23/2022	(100,346)
Standard Chartered Bank	ZAR	33,171	USD	2,200	06/23/2022	84,772
Standard Chartered Bank	IDR	25,796,413	USD	1,794	07/28/2022	21,665
State Street Bank & Trust Co.	USD	472	GBP	361	06/09/2022	(16,671)
State Street Bank & Trust Co.	USD	443	NZD	653	06/10/2022	(18,064)
State Street Bank & Trust Co.	NOK	4,613	USD	467	06/15/2022	(24,787)
State Street Bank & Trust Co.	NZD	761	USD	490	06/15/2022	(5,259)
State Street Bank & Trust Co.	USD	7	AUD	10	06/15/2022	237
State Street Bank & Trust Co.	USD	283	EUR	264	06/15/2022	200

50 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	345	JPY	44,509	06/15/2022	$893
State Street Bank & Trust Co.	USD	764	JPY	97,735	06/15/2022	(4,420)
State Street Bank & Trust Co.	USD	481	NOK	4,613	06/15/2022	11,240
State Street Bank & Trust Co.	USD	224	NZD	358	06/15/2022	9,510
State Street Bank & Trust Co.	THB	266,488	USD	7,958	06/16/2022	167,915
State Street Bank & Trust Co.	THB	75,148	USD	2,174	06/16/2022	(22,963)
State Street Bank & Trust Co.	USD	1,010	THB	34,792	06/16/2022	7,272
State Street Bank & Trust Co.	USD	7,893	THB	264,893	06/16/2022	(149,858)
State Street Bank & Trust Co.	NOK	2,329	USD	269	06/17/2022	20,982
State Street Bank & Trust Co.	USD	5	SEK	51	06/17/2022	(185)
State Street Bank & Trust Co.	USD	263	ZAR	4,208	06/23/2022	5,074
State Street Bank & Trust Co.	USD	4	HUF	1,391	07/07/2022	(90)
State Street Bank & Trust Co.	USD	277	PLN	1,230	07/07/2022	10,037
State Street Bank & Trust Co.	CHF	1,695	USD	1,806	07/13/2022	34,173
State Street Bank & Trust Co.	USD	306	CHF	284	07/13/2022	(9,696)
State Street Bank & Trust Co.	USD	786	CZK	18,393	07/14/2022	8,549
State Street Bank & Trust Co.	USD	466	JPY	59,022	07/15/2022	(6,219)
State Street Bank & Trust Co.	USD	235	MXN	4,753	07/20/2022	4,350
State Street Bank & Trust Co.	CAD	197	USD	158	07/21/2022	1,830
State Street Bank & Trust Co.	CNH	727	USD	107	09/15/2022	(1,187)
UBS AG	NZD	3,399	USD	2,239	06/10/2022	24,781
UBS AG	CLP	2,813	USD	3	07/15/2022	(84)
UBS AG	JPY	114,907	USD	886	07/15/2022	(7,803)
UBS AG	USD	121	CLP	103,168	07/15/2022	3,081
UBS AG	USD	1,333	KRW	1,670,926	07/27/2022	11,704
UBS AG	USD	867	TWD	25,577	07/27/2022	18,985

						$(512,945)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)
USD	30,190	02/15/2024	2.605%	3 Month LIBOR	Semi-Annual/ Quarterly	$(70,651)	$148,536		$(219,187)
USD	30,190	02/15/2024	3 Month LIBOR	2.605%	Quarterly/Semi-Annual	68,891	790,211		(721,320)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	89,900	525,385		(435,485)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	(24,241)	194,520		(218,761)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/Semi-Annual	(100,330)	542,063		(642,393)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(68,640)	369,569		(438,209)
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/Semi-Annual	(71,555)	252,809		(324,364)
USD	30,190	05/13/2027	1 Day SOFR	2.682%	Annual	181,638	– 0	–	181,638

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	$(1,270,191)	$(583,896)	$(686,295)
NZD	9,130	11/16/2030	3 Month BKBM	0.839%	Quarterly/ Semi-Annual	(1,331,365)	(871,898)	(459,467)
USD	4,800	05/13/2032	1.603%	1 Day SOFR	Annual	433,126	467,555	(34,429)

						$(2,163,418)	$1,834,854	$(3,998,272)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	4.30%	USD	8,770	$322,661	$478,374	$(155,713)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2022, the aggregate market value of these securities amounted to $476,922 or 0.2% of net assets.

(e)	Fair valued by the Adviser.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

52 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 53

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

May 31, 2022 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $145,240,943)	$171,609,506	(a)
Affiliated issuers (cost $38,281,317—including investment of cash collateral for securities loaned of $3,303,861)	38,281,317
Cash	4,414
Cash collateral due from broker	13,656,010
Foreign currencies, at value (cost $3,241,076)	3,242,288
Unrealized appreciation on forward currency exchange contracts	3,301,415
Unaffiliated dividends and interest receivable	266,765
Receivable for capital stock sold	101,021
Affiliated dividends receivable	14,709

Total assets	230,477,445

Liabilities
Unrealized depreciation on forward currency exchange contracts	3,814,360
Payable for collateral received on securities loaned	3,303,861
Payable for variation margin on futures	1,750,326
Payable for capital stock redeemed	694,073
Payable for variation margin on centrally cleared swaps	325,068
Advisory fee payable	102,319
Distribution fee payable	42,625
Administrative fee payable	41,029
Transfer Agent fee payable	18,522
Foreign capital gains tax payable	15,686
Directors’ fees payable	5,525
Payable for investment securities purchased	4,733
Accrued expenses	257,695

Total liabilities	10,375,822

Net Assets	$220,101,623

Composition of Net Assets
Capital stock, at par	$120,844
Additional paid-in capital	210,865,175
Distributable earnings	9,115,604

Net Assets	$220,101,623

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$196,296,746	10,773,015	$18.22	*

C	$2,654,450	160,778	$16.51

Advisor	$17,379,686	944,322	$18.40

R	$682,999	37,637	$18.15

K	$965,329	53,124	$18.17

I	$2,122,413	115,549	$18.37

(a)	Includes securities on loan with a value of $10,873,816 (see Note E).

*	The maximum offering price per share for Class A shares was $19.03 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

54 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended May 31, 2022 (unaudited)

Investment Income
Interest	$3,693,866
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $61,624)	956,798
Affiliated issuers	20,459
Securities lending income	9,060	$4,680,183

Expenses
Advisory fee (see Note B)	651,314
Distribution fee—Class A	250,226
Distribution fee—Class C	13,104
Distribution fee—Class R	1,358
Distribution fee—Class K	1,327
Transfer agency—Class A	150,998
Transfer agency—Class C	2,082
Transfer agency—Advisor Class	10,617
Transfer agency—Class R	721
Transfer agency—Class K	1,089
Transfer agency—Class I	1,368
Custody and accounting	83,280
Audit and tax	62,971
Administrative	49,029
Registration fees	47,027
Printing	30,114
Legal	22,827
Directors’ fees	10,566
Miscellaneous	22,894

Total expenses	1,412,912
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(7,339)

Net expenses		1,405,573

Net investment income		3,274,610

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		653,876
Forward currency exchange contracts		2,720,216
Futures		1,913,974
Swaps		2,677,528
Foreign currency transactions		1,311,618
Net change in unrealized appreciation/depreciation of:
Investments		(11,225,874)
Forward currency exchange contracts		(698,184)
Futures		7,600,514
Swaps		(6,488,355)
Foreign currency denominated assets and liabilities		(557,241)

Net loss on investment and foreign currency transactions		(2,091,928)

Net Increase in Net Assets from Operations		$1,182,682

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 55

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022 (unaudited)	Year Ended November 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,274,610	$3,435,993
Net realized gain on investment and foreign currency transactions	9,277,212	25,217,977
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(11,369,140)	(893,422)

Net increase in net assets from operations	1,182,682	27,760,548
Distributions to Shareholders
Class A	(18,713,333)	(5,799,607)
Class C	(239,548)	(84,768)
Advisor Class	(1,259,118)	(394,414)
Class R	(42,888)	(14,845)
Class K	(99,365)	(39,779)
Class I	(220,478)	(68,210)
Capital Stock Transactions
Net increase (decrease)	12,143,997	(4,137,549)

Total increase (decrease)	(7,248,051)	17,221,376
Net Assets
Beginning of period	227,349,674	210,128,298

End of period	$220,101,623	$227,349,674

See notes to consolidated financial statements.

56 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2022 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of May 31, 2022, net assets of the Fund were $220,101,623, of which 17,345,577, or 8%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class, Class R, Class K and Class I. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and

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liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a

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price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

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•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

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Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2022:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$86,698,246		$	– 0	–	$86,698,246
Common Stocks:
Information Technology		10,132,489		799,275			– 0	–	10,931,764
Financials		6,315,550		2,569,373			– 0	–	8,884,923
Health Care		5,582,690		1,962,632			– 0	–	7,545,322
Industrials		5,101,592		1,585,177			12,253		6,699,022
Consumer Staples		4,667,664		1,616,517			– 0	–	6,284,181
Materials		4,177,167		1,666,891			– 0	–	5,844,058
Utilities		3,288,614		1,769,711			– 0	–	5,058,325
Consumer Discretionary		3,754,586		1,218,978			– 0	–	4,973,564
Energy		2,712,082		1,232,239			– 0	–	3,944,321
Communication Services		2,197,063		925,646			– 0	–	3,122,709
Real Estate		2,211,946		445,166			0	(a)	2,657,112
Investment Companies		17,759,827		– 0	–		0	(a)	17,759,827
Governments – Sovereign Bonds		– 0	–	1,191,610			– 0	–	1,191,610
Warrants		9,071		– 0	–		– 0	–	9,071
Preferred Stocks		3,056		– 0	–		– 0	–	3,056
Rights		2,395		– 0	–		– 0	–	2,395
Short-Term Investments		34,977,456		– 0	–		– 0	–	34,977,456
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		3,303,861		– 0	–		– 0	–	3,303,861

Total Investments in Securities		106,197,109		103,681,461			12,253		209,890,823
Other Financial Instruments(b):
Assets:
Futures		6,132,697		– 0	–		– 0	–	6,132,697	(c)
Forward Currency Exchange Contracts		– 0	–	3,301,415			– 0	–	3,301,415
Centrally Cleared Interest Rate Swaps		– 0	–	773,555			– 0	–	773,555	(c)
Centrally Cleared Credit Default Swaps		– 0	–	322,661			– 0	–	322,661	(c)

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Liabilities:
Futures	$(2,183,590)		$	– 0	–	$	– 0	–	$(2,183,590	)(c)
Forward Currency Exchange Contracts	– 0	–		(3,814,360)			– 0	–	(3,814,360)
Centrally Cleared Interest Rate Swaps	– 0	–		(2,936,973)			– 0	–	(2,936,973	)(c)

Total	$110,146,216			$101,327,759			$12,253		$211,486,228

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Only variation margin receivable/(payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital

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gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2022, the reimbursement for such services amounted to $49,029.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $62,730 for the six months ended May 31, 2022.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,130 from the sale of Class A shares and received $127 and $23 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2022.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2022, such waiver amounted to $7,128.

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A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2022 is as follows:

Fund	Market Value 11/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,456	$93,325	$66,804	$34,977	$20
Government Money Market Portfolio*	4,140	35,789	36,625	3,304	1

Total				$38,281	$21

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,510,270, $425,707 and $258,552 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$96,856		$2,244,622
U.S. government securities	– 0	–	28,350,326

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$44,464,031
Gross unrealized depreciation	(18,813,291)

Net unrealized appreciation	$25,650,740

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or

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payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2022, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2022, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining

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market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on

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requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2022, the Fund held interest rate swaps for hedging and non-hedging purposes.

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Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined

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under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2022, the Fund held credit default swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended May 31, 2022, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended May 31, 2022, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/ Payable for variation margin on futures	$76,332	*	Receivable/ Payable for variation margin on futures	$715,317	*

Equity contracts	Receivable/ Payable for variation margin on futures	1,273,750	*	Receivable/ Payable for variation margin on futures	87,914	*

Commodity contracts	Receivable/ Payable for variation margin on futures	4,782,615	*	Receivable/ Payable for variation margin on futures	1,380,359	*

Credit contracts				Receivable/ Payable for variation margin on centrally cleared swaps	155,713	*

Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	181,638	*	Receivable/ Payable for variation margin on centrally cleared swaps	4,179,910	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	3,301,415		Unrealized depreciation on forward currency exchange contracts	3,814,360

Total		$9,615,750			$10,333,573

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(1,329,455)	$(873,916)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(3,174,942)	2,800,169

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	6,418,371	5,674,261

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	2,720,216	(698,184)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	2,732,533	(6,376,276)

Foreign exchange contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(56,268)	43,634

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	1,263	(155,713)

Total		$7,311,718	$413,975

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2022:

Futures:
Average notional amount of buy contracts	$126,319,093
Average notional amount of sale contracts	$43,487,210
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$166,984,658
Average principal amount of sale contracts	$221,362,160
Centrally Cleared Interest Rate Swaps:
Average notional amount	$97,393,118
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$8,770,000	(a)
Variance Swaps:
Average notional amount	$1,219,300	(a)

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB Global Risk Allocation Fund, Inc.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA	$442,284	$(340,667)	$	– 0	–	$	– 0	–	$101,617
Barclays Bank PLC	833,774	(833,774)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	58,516	(58,516)	– 0	–	– 0	–	– 0	–
Credit Suisse International	85,185	(85,185)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	336,425	(336,425)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	419,260	(419,260)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	146,908	(146,908)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	145,078	(145,078)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	198,992	(198,992)	– 0	–	– 0	–	– 0	–
Natwest Markets PLC	61,183	– 0	–	– 0	–	– 0	–	61,183
Standard Chartered Bank	161,809	(100,346)	– 0	–	– 0	–	61,463
State Street Bank & Trust Co.	282,262	(258,212)	– 0	–	– 0	–	24,050
UBS AG	58,551	(7,887)	– 0	–	– 0	–	50,664

Total	$3,230,227	$(2,931,250)	$	– 0	–	$	– 0	–	$298,977	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$340,667	$(340,667)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	840,049	(833,774)		– 0	–		(376)			5,899
BNP Paribas SA	65,380	(58,516)		– 0	–		– 0	–		6,864
Credit Suisse International	100,125	(85,185)		– 0	–		– 0	–		14,940
Deutsche Bank AG	425,854	(336,425)		– 0	–		– 0	–		89,429
Goldman Sachs Bank USA	530,751	(419,260)		– 0	–		– 0	–		111,491
HSBC Bank USA	294,222	(146,908)		– 0	–		– 0	–		147,314
JPMorgan Chase Bank, NA	180,978	(145,078)		– 0	–		– 0	–		35,900
Morgan Stanley Capital Services, Inc.	624,766	(198,992)		– 0	–		– 0	–		425,774
Standard Chartered Bank	100,346	(100,346)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	258,212	(258,212)		– 0	–		– 0	–		– 0	–
UBS AG	7,887	(7,887)		– 0	–		– 0	–		– 0	–

Total	$3,769,237	$(2,931,250)	$	– 0	–		$(376)			$837,611	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
JPMorgan Chase Bank, NA	$71,188	$(43,936)		$	– 0	–	$	– 0	–	$27,252

Total	$71,188	$(43,936)		$	– 0	–	$	– 0	–	$27,252	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank, NA	$43,936	$(43,936)		$	– 0	–	$	– 0	–	$ – 0	–
State Street Bank & Trust Co.	1,187	– 0	–		– 0	–		– 0	–	1,187

Total	$45,123	$(43,936)		$	– 0	–	$	– 0	–	$1,187	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as

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approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2022 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$10,873,816	$3,303,861	$8,178,879	$7,695	$1,365	$211

*	As of May 31, 2022.

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NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2022 (unaudited)	Year Ended November 30, 2021	Six Months Ended May 31, 2022 (unaudited)	Year Ended November 30, 2021

Class A
Shares sold	203,458	542,310	$3,732,003	$10,606,235

Shares issued in reinvestment of dividends	908,116	290,752	16,682,098	5,201,557

Shares converted from Class C	6,887	54,786	127,009	1,089,132

Shares redeemed	(746,796)	(1,011,510)	(13,733,678)	(19,754,887)

Net increase (decrease)	371,665	(123,662)	$6,807,432	$(2,857,963)

Class C
Shares sold	14,010	41,062	$231,655	$729,659

Shares issued in reinvestment of dividends	13,052	4,540	217,974	74,359

Shares converted to Class A	(7,588)	(60,051)	(127,009)	(1,089,132)

Shares redeemed	(6,219)	(43,002)	(103,930)	(766,253)

Net increase (decrease)	13,255	(57,451)	$218,690	$(1,051,367)

Advisor Class
Shares sold	315,792	140,954	$5,887,343	$2,786,533

Shares issued in reinvestment of dividends	55,450	18,868	1,027,490	340,187

Shares redeemed	(103,144)	(148,093)	(1,922,144)	(2,951,132)

Net increase	268,098	11,729	$4,992,689	$175,588

Class R
Shares sold	13,757	1,130	$255,638	$21,821

Shares issued in reinvestment of dividends	2,341	832	42,887	14,845

Shares redeemed	(3,355)	(12,026)	(61,795)	(227,893)

Net increase (decrease)	12,743	(10,064)	$236,730	$(191,227)

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	Shares		Amount
	Six Months Ended May 31, 2022 (unaudited)	Year Ended November 30, 2021	Six Months Ended May 31, 2022 (unaudited)	Year Ended November 30, 2021

Class K
Shares sold	4,899	7,792	$89,934	$147,707

Shares issued in reinvestment of dividends	5,424	2,230	99,358	39,777

Shares redeemed	(12,911)	(26,984)	(235,818)	(521,824)

Net decrease	(2,588)	(16,962)	$(46,526)	$(334,340)

Class I
Shares sold	4,558	19,527	$84,178	$388,041

Shares issued in reinvestment of dividends	11,924	3,789	220,473	68,208

Shares redeemed	(19,917)	(17,261)	(369,669)	(334,489)

Net increase (decrease)	(3,435)	6,055	$(65,018)	$121,760

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling

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to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act.

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However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

LIBOR Transition and Associated Risk—A Fund may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a

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“synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2022.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2021 and November 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$6,401,623	$2,935,900

Total distributions paid	$6,401,623	$2,935,900

As of November 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$19,915,141
Accumulated capital and other losses	(581,696	)(a)
Unrealized appreciation/(depreciation)	13,587,859	(b)

Total accumulated earnings/(deficit)	$32,921,304

(a)

As of November 30, 2021, the Fund had a net capital loss carryforward of $569,347. During the fiscal year, the Fund utilized $4,404,086 of capital loss carry forwards to offset current year net realized gains. As of November 30, 2021, the cumulative deferred loss on straddles was $12,349.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2021, the Fund had a net long-term capital loss carryforward of $569,347, which may be carried forward for an indefinite period.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$ 19.91		$ 18.11		$ 16.77	$ 15.62		$ 16.75		$ 15.79

Income From Investment Operations

Net investment income (loss)(a)(b)	.27		.29		(.01)	.08		.15		.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.16)		2.06		1.58	1.16		(.76)		1.67

Contributions from Affiliates	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.11		2.35		1.57	1.24		(.61)		1.80

Less: Dividends and Distributions

Dividends from net investment income	(1.80)		(.55)		(.21)	(.09)		(.52)		(.84)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.80)		(.55)		(.23)	(.09)		(.52)		(.84)

Net asset value, end of period	$ 18.22		$ 19.91		$ 18.11	$ 16.77		$ 15.62		$ 16.75

Total Return

Total investment return based on net asset value(d)*	.50%		13.45%		9.39%	7.99%		(3.81)%		12.00	%(e)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$196,298		$207,089		$190,591	$194,924		$202,193		$243,518

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	1.28	%^	1.27%		1.36%	1.37%		1.28%		1.29%

Expenses, before waivers/reimbursements(f)(g)†	1.29	%^	1.27%		1.37%	1.37%		1.29%		1.30%

Net investment income (loss)(b)	2.95	%^	1.50%		(.06)%	.47%		.94%		.79%

Portfolio turnover rate	.05%		7%		20%	3%		9%		30%

† Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%	.00%		.01%		.02%

See footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$ 18.09		$ 16.50		$ 15.26	$ 14.24		$ 15.17		$ 14.37

Income From Investment Operations

Net investment income (loss)(a)(b)	.18		.12		(.15)	(.04)		.03		(.07)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)		1.89		1.46	1.06		(.70)		1.60

Contributions from Affiliates	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.05		2.01		1.31	1.02		(.67)		1.53

Less: Dividends and Distributions

Dividends from net investment income	(1.63)		(.42)		(.05)	– 0	–	(.26)		(.73)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.63)		(.42)		(.07)	– 0	–	(.26)		(.73)

Net asset value, end of period	$ 16.51		$ 18.09		$ 16.50	$ 15.26		$ 14.24		$ 15.17

Total Return

Total investment return based on net asset value(d)*	.11%		12.57%		8.57%	7.16%		(4.50)%		11.18	%(e)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,654		$2,669		$3,382	$4,115		$7,588		$12,188

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	2.04	%^	2.03%		2.12%	2.13%		2.04%		2.05%

Expenses, before waivers/reimbursements(f)(g)†	2.05	%^	2.03%		2.13%	2.13%		2.05%		2.06%

Net investment income (loss)(b)	2.20	%^	.69%		(1.02)%	(.30)%		.17%		(.46)%

Portfolio turnover rate	.05%		7%		20%	3%		9%		30%

† Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%	.00%		.01%		.02%

See footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$ 20.12		$ 18.29		$ 16.93	$ 15.77		$ 16.92		$ 15.94

Income From Investment Operations

Net investment income(a)(b)	.31		.35		.01	.12		.20		.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)		2.07		1.62	1.17		(.79)		1.67

Contributions from Affiliates	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.13		2.42		1.63	1.29		(.59)		1.86

Less: Dividends and Distributions

Dividends from net investment income	(1.85)		(.59)		(.25)	(.13)		(.56)		(.88)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.85)		(.59)		(.27)	(.13)		(.56)		(.88)

Net asset value, end of period	$ 18.40		$ 20.12		$ 18.29	$ 16.93		$ 15.77		$ 16.92

Total Return

Total investment return based on net asset value(d)*	.65%		13.69%		9.68%	8.27%		(3.58)%		12.38	%(e)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,380		$13,604		$12,153	$14,632		$13,201		$17,200

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	1.03	%^	1.02%		1.12%	1.12%		1.03%		1.04%

Expenses, before waivers/reimbursements(f)(g)†	1.04	%^	1.02%		1.12%	1.12%		1.04%		1.05%

Net investment income(b)	3.31	%^	1.78%		.06%	.72%		1.20%		1.19%

Portfolio turnover rate	.05%		7%		20%	3%		9%		30%

† Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%	.00%		.01%		.02%

See footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$ 19.79		$ 17.94		$ 16.61	$ 15.47		$ 16.59		$ 15.61

Income From Investment Operations

Net investment income (loss)(a)(b)	.25		.19		(.18)	.00	(c)	.09		.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)		2.08		1.68	1.18		(.75)		1.67

Contributions from Affiliates	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.08		2.27		1.50	1.18		(.66)		1.73

Less: Dividends and Distributions

Dividends from net investment income	(1.72)		(.42)		(.15)	(.04)		(.46)		(.75)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.72)		(.42)		(.17)	(.04)		(.46)		(.75)

Net asset value, end of period	$ 18.15		$ 19.79		$ 17.94	$ 16.61		$ 15.47		$ 16.59

Total Return

Total investment return based on net asset value(d)*	.33%		13.00%		9.03%	7.63%		(4.11)%		11.63	%(e)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$683		$493		$627	$1,373		$1,952		$2,526

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	1.65	%^	1.64%		1.70%	1.71%		1.62%		1.63%

Expenses, before waivers/reimbursements(f)(g)†	1.66	%^	1.64%		1.71%	1.71%		1.63%		1.64%

Net investment income (loss)(b)	2.79	%^	.95%		(1.11)%	.00	%(h)	.58%		.36%

Portfolio turnover rate	.05%		7%		20%	3%		9%		30%

† Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%	.00%		.01%		.02%

See footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$ 19.84		$ 18.06		$ 16.72	$ 15.58		$ 16.71		$ 15.75

Income From Investment Operations

Net investment income (loss)(a)(b)	.26		.27		(.02)	.07		.15		.10

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.15)		2.06		1.58	1.16		(.77)		1.68

Contributions from Affiliates	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.11		2.33		1.56	1.23		(.62)		1.78

Less: Dividends and Distributions

Dividends from net investment income	(1.78)		(.55)		(.20)	(.09)		(.51)		(.82)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.78)		(.55)		(.22)	(.09)		(.51)		(.82)

Net asset value, end of period	$ 18.17		$ 19.84		$ 18.06	$ 16.72		$ 15.58		$ 16.71

Total Return

Total investment return based on net asset value(d)*	.49%		13.41%		9.35%	7.93%		(3.80)%		12.00	%(e)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$965		$1,105		$1,312	$1,313		$1,147		$1,265

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	1.34	%^	1.33%		1.40%	1.40%		1.31%		1.31%

Expenses, before waivers/reimbursements(f)(g)†	1.34	%^	1.33%		1.40%	1.40%		1.32%		1.33%

Net investment income (loss)(b)	2.82	%^	1.40%		(.13)%	.43%		.91%		.66%

Portfolio turnover rate	.05%		7%		20%	3%		9%		30%

† Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%	.00%		.01%		.02%

See footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30,
			2021		2020	2019		2018		2017

Net asset value, beginning of period	$ 20.09		$ 18.27		$ 16.91	$ 15.76		$ 16.90		$ 15.94

Income From Investment Operations

Net investment income(a)(b)	.30		.35		.04	.13		.20		.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.16)		2.07		1.60	1.16		(.77)		1.69

Contributions from Affiliates	– 0	–	– 0	–	.00 (c)	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.14		2.42		1.64	1.29		(.57)		1.87

Less: Dividends and Distributions

Dividends from net investment income	(1.86)		(.60)		(.26)	(.14)		(.57)		(.91)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.86)		(.60)		(.28)	(.14)		(.57)		(.91)

Net asset value, end of period	$ 18.37		$ 20.09		$ 18.27	$ 16.91		$ 15.76		$ 16.90

Total Return

Total investment return based on net asset value(d)*	.63%		13.78%		9.72%	8.27%		(3.52)%		12.39	%(e)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,122		$2,390		$2,063	$3,095		$2,083		$2,467

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	1.01	%^	.99%		1.06%	1.07%		.98%		.93%

Expenses, before waivers/reimbursements(f)(g)†	1.01	%^	1.00%		1.07%	1.07%		.98%		.95%

Net investment income(b)	3.24	%^	1.77%		.21%	.78%		1.25%		1.14%

Portfolio turnover rate	.05%		7%		20%	3%		9%		30%

† Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.02	%^	.02%		.02%	.00%		.01%		.02%

See footnote summary on page 91.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2022 and for the years ended November 30, 2021, November 30, 2020, November 30, 2018 and November 30, 2017, such waiver amounted to .01% (annualized), .02%, .01%, .01% and .01%, respectively.

(g)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30,
			2021	2020	2019	2018	2017
Class A
Net of waivers/reimbursements	1.28	%^	1.27%	1.36%	1.35%	1.27%	1.29%
Before waivers/reimbursements	1.29	%^	1.27%	1.37%	1.36%	1.28%	1.30%
Class C
Net of waivers/reimbursements	2.04	%^	2.03%	2.12%	2.11%	2.03%	2.05%
Before waivers/reimbursements	2.05	%^	2.03%	2.13%	2.11%	2.04%	2.06%
Advisor Class
Net of waivers/reimbursements	1.03	%^	1.02%	1.12%	1.10%	1.02%	1.04%
Before waivers/reimbursements	1.04	%^	1.02%	1.12%	1.11%	1.03%	1.05%
Class R
Net of waivers/reimbursements	1.65	%^	1.64%	1.70%	1.69%	1.62%	1.63%
Before waivers/reimbursements	1.66	%^	1.64%	1.71%	1.69%	1.62%	1.64%
Class K
Net of waivers/reimbursements	1.34	%^	1.33%	1.40%	1.38%	1.30%	1.31%
Before waivers/reimbursements	1.34	%^	1.33%	1.40%	1.38%	1.31%	1.33%
Class I
Net of waivers/reimbursements	1.01	%^	.99%	1.06%	1.05%	.97%	.93%
Before waivers/reimbursements	1.01	%^	1.00%	1.07%	1.05%	.97%	.95%

(h)	Amount is less than .005%.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017 by .01%, .31%, .01% and .81%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlement, which enhanced the Fund’s performance for the year ended November 30, 2017 by .02%.

^	Annualized.

See notes to consolidated financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Daniel J. Loewy(2), Vice President Leon Zhu(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Quantitative Investment Team. Messrs. Loewy and Zhu are the investment professionals with the most significant responsibilities for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions

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have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the Program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held in-person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its net assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

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Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President

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and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a

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reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio1

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to December 1, 2021, Sustainable Thematic Balanced Portfolio was named Conservative Wealth Strategy.

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AB GLOBAL RISK ALLOCATION FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRA-0152-0522

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 27, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 27, 2022